UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-22172
Exact name of registrant as specified in charter:	World Funds Trust
Address of principal executive offices:	8730 Stony Point Parkway, Suite 205 Richmond, VA 23235
Name and address of agent for service	The Corporation Trust Co., Corporation Trust Center, 1209 Orange St., Wilmington, DE 19801 With Copy to: John H. Lively Practus, LLP 11300 Tomahawk Creek Parkway Suite 310 Leawood, KS 66211
Registrant’s telephone number, including area code:	(804) 267-7400
Date of fiscal year end:	October 31
Date of reporting period:	October 31, 2025

Vest US Large Cap 10% Buffer Strategies Fund, Vest US Large Cap 20% Buffer Strategies Fund, Vest S&P 500® Dividend Aristocrats Target Income Fund, Vest Bitcoin Strategy Managed Volatility Fund (collectively, the “Vest Funds”)

ITEM 1. (a)  REPORT TO STOCKHOLDERS.

Vest US Large Cap 10% Buffer Strategies Fund Tailored Shareholder Report

Annual Shareholder Report October 31, 2025

Vest US Large Cap 10% Buffer Strategies Fund

Institutional Class Shares

Ticker: BUIGX

This annual shareholder report contains important information about the Vest US Large Cap 10% Buffer Strategies Fund, Institutional Class for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.vestfin.com/mutual-funds/buffer-10-fund#fund-details. You can also request this information by contacting us at (855) 505-8378.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$102	0.96%

How did the Fund perform last year?

The Institutional Class (the “Class”) returned 12.21% for the period of November 1, 2024 to October 31, 2025. The Class underperformed its benchmark, the S&P 500® Index, which returned 21.45% for the same Period. This underperformance was due to the following:

Class NAV Performance Attributed to*:

Options Holdings	13.23%
Expenses (annual expense ratio)	-0.96%
Commissions	-0.06%
Class NAV Performance	12.21%

The Fund holds a combination of options contracts designed to target the fund’s objective.

*The Class performance is impacted by changes in the values of the options to which it is exposed. We attribute (allocate) the impact on the Class performance into three components. The first of the three components is the impact on the Class performance due to changes in the Fund’s option holdings. The second component is the pro-rated expense ratio for this Class.The third component is the impact due to commissions incurred from trading the portfolio.

Cumulative Performance

(based on a hypothetical $100,000 investment)

Institutional Class - $221,846
S&P 500® Index - $365,799
$400,000
$350,000
$300,000
$250,000
$200,000
$150,000
$100,000
$50,000
8/23/2016*
10/31/2016
10/31/2017
10/31/2018
10/31/2019
10/31/2020
10/31/2021
10/31/2022
10/31/2023
10/31/2024
10/31/2025

* Inception

Annual Performance

         Average Annual Total Return

	1 Year	5 Year	Since Inception
Institutional Class	12.21%	10.54%	9.06%
S&P 500® Index	21.45%	17.64%	15.16%

The S&P 500® Index is a broad-based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.

For more recent performance information visit www.vestfin.com/mutual-funds/buffer-10-fund#fund-details.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Vest US Large Cap 10% Buffer Strategies Fund Tailored Shareholder Report

Key Fund Statistics

(as of October 31, 2025)

Fund Net Assets	$401,287,103
Number of Holdings	41
Total Net Advisory Fee	$2,234,366
Portfolio Turnover Rate	83.02%

What did the Fund invest in?

(% of Net Assets as of October 31, 2025)

Sector Breakdown

SPDR S&P 500® Call Options Purchased
103.84%
SPDR S&P 500® Put Options Purchased
1.97%
SPDR S&P 500® Put Options Written
-1.10%
SPDR S&P 500® Call Options Written
-4.68%

Portfolio Composition
Options Purchased	105.81%
Options Written	-5.78%

Material Changes

Reorganization

The Fund's Board of Trustees approved an Agreement and Plan of Reorganization for the Fund. The Board recommended that shareholders approve the reorganization and has authorized the submission of the Reorganization proposal to shareholders of the Fund for approval. In connection with the reorganization, shareholders of the Fund will receive shares of a newly created series of a First Trust Series Fund ("acquiring fund") with an aggregate net asset value equal to the value of their Fund shares immediately prior to the reorganization. Following the reorganization, First Trust Advisors L.P. will serve as investment adviser to the acquiring fund, and Vest Financial, LLC will serve as investment sub-adviser. The Board of Trustees has determined that the reorganization is in the best interests of the Fund and that shareholders will not experience dilution as a result of the reorganization. The reorganization is expected to qualify as a tax-free transaction for federal income tax purposes, and no sales charges or redemption fees will be imposed in connection with the reorganization.

For additional information about the Fund; including its summary prospectus, prospectus, financial information, holdings and proxy information, visit www.vestfin.com/mutual-funds/buffer-10-fund#fund-details.

Vest US Large Cap 10% Buffer Strategies Fund Tailored Shareholder Report

Annual Shareholder Report October 31, 2025

Vest US Large Cap 10% Buffer Strategies Fund

Investor Class Shares

Ticker: BUMGX

This annual shareholder report contains important information about the Vest US Large Cap 10% Buffer Strategies Fund, Investor Class for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.vestfin.com/mutual-funds/buffer-10-fund#fund-details. You can also request this information by contacting us at (855) 505-8378.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$128	1.21%

How did the Fund perform last year?

The Investor Class (the “Class”) returned 11.94% for the period of November 1, 2024 to October 31, 2025. The Class underperformed its benchmark, the S&P 500® Index, which returned 21.45% for the same Period. This underperformance was due to the following:

Class NAV Performance Attributed to*:

Options Holdings	13.21%
Expenses (annual expense ratio)	-1.21%
Commissions	-0.06%
Class NAV Performance	11.94%

The Fund holds a combination of options contracts designed to target the Fund’s objective.

* The Class performance is impacted by changes in the values of the options to which it is exposed. We attribute (allocate) the impact on the Class performance into three components. The first of the three components is the impact on the Class performance due to changes in the Fund’s option holdings. The second component is the pro-rated expense ratio for this Class. The third component is the impact due to commissions incurred from trading the portfolio.

Cumulative Performance

(based on a hypothetical $10,000 investment)

Investor Class - $21,269
S&P 500® Index - $35,386
$40,000
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
12/8/2016*
10/31/2017
10/31/2018
10/31/2019
10/31/2020
10/31/2021
10/31/2022
10/31/2023
10/31/2024
10/31/2025

*Inception

Annual Performance

         Average Annual Total Return

	1 Year	5 Year	Since Inception
Investor Class	11.94%	10.25%	8.85%
S&P 500® Index	21.45%	17.64%	15.26%

The S&P 500® Index is a broad-based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.

For more recent performance information visit www.vestfin.com/mutual-funds/buffer-10-fund#fund-details.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Vest US Large Cap 10% Buffer Strategies Fund Tailored Shareholder Report

Key Fund Statistics

(as of October 31, 2025)

Fund Net Assets	$401,287,103
Number of Holdings	41
Total Net Advisory Fee	$2,234,366
Portfolio Turnover Rate	83.02%

What did the Fund invest in?

(% of Net Assets as of October 31, 2025)

Sector Breakdown

Portfolio Composition
Options Purchased	105.81%
Options Written	-5.78%

Material Changes

Reorganization

The Fund's Board of Trustees approved an Agreement and Plan of Reorganization for the Fund. The Board recommended that shareholders approve the reorganization and has authorized the submission of the Reorganization proposal to shareholders of the Fund for approval. In connection with the reorganization, shareholders of the Fund will receive shares of a newly created series of a First Trust Series Fund ("acquiring fund") with an aggregate net asset value equal to the value of their Fund shares immediately prior to the reorganization. Following the reorganization, First Trust Advisors L.P. will serve as investment adviser to the acquiring fund, and Vest Financial, LLC will serve as investment sub-adviser. The Board of Trustees has determined that the reorganization is in the best interests of the Fund and that shareholders will not experience dilution as a result of the reorganization. The reorganization is expected to qualify as a tax-free transaction for federal income tax purposes, and no sales charges or redemption fees will be imposed in connection with the reorganization.

For additional information about the Fund; including its summary prospectus, prospectus, financial information, holdings and proxy information, visit www.vestfin.com/mutual-funds/buffer-10-fund#fund-details.

Vest US Large Cap 10% Buffer Strategies Fund Tailored Shareholder Report

Annual Shareholder Report October 31, 2025

Vest US Large Cap 10% Buffer Strategies Fund

Class A Shares

Ticker: BUAGX

This annual shareholder report contains important information about the Vest US Large Cap 10% Buffer Strategies Fund, Class A for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.vestfin.com/mutual-funds/buffer-10-fund#fund-details. You can also request this information by contacting us at (855) 505-8378.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$128	1.21%

How did the Fund perform last year?

Class A (without load) (the “Class”) returned 11.98% for the period of November 1, 2024 to October 31, 2025. The Class underperformed its benchmark, the S&P 500® Index, which returned 21.45% for the same Period. This underperformance was due to the following:

Class NAV Performance Attributed to*:

Options Holdings	13.25%
Expenses (annual expense ratio)	-1.21%
Commissions	-0.06%
Class NAV Performance	11.98%

The Fund holds a combination of options contracts designed to target the Fund’s objective.

* The Class performance is impacted by changes in the values of the options to which it is exposed. We attribute (allocate) the impact on the Class performance into three components. The first of the three components is the impact on the Class performance due to changes in the Fund’s option holdings. The second component is the pro-rated expense ratio for this Class. The third component is the impact due to commissions incurred from trading the portfolio.

Cumulative Performance

(based on a hypothetical $10,000 investment)

Class A (without load) - $18,385
S&P 500® Index - $27,304
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
7/24/2018*
10/31/2018
10/31/2019
10/31/2020
10/31/2021
10/31/2022
10/31/2023
10/31/2024
10/31/2025

*Inception

Annual Performance

         Average Annual Total Return

	1 Year	5 Year	Since Inception
Class A (without load)	11.98%	10.27%	8.74%
Class A (with load)	5.54%	8.97%	7.86%
S&P 500® Index	21.45%	17.64%	14.82%

The S&P 500® Index is a broad-based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.

For more recent performance information visit www.vestfin.com/mutual-funds/buffer-10-fund#fund-details.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Vest US Large Cap 10% Buffer Strategies Fund Tailored Shareholder Report

Key Fund Statistics

(as of October 31, 2025)

Fund Net Assets	$401,287,103
Number of Holdings	41
Total Net Advisory Fee	$2,234,366
Portfolio Turnover Rate	83.02%

What did the Fund invest in?

(% of Net Assets as of October 31, 2025)

Sector Breakdown

Portfolio Composition
Options Purchased	105.81%
Options Written	-5.78%

Material Changes

Reorganization

The Fund's Board of Trustees approved an Agreement and Plan of Reorganization for the Fund. The Board recommended that shareholders approve the reorganization and has authorized the submission of the Reorganization proposal to shareholders of the Fund for approval. In connection with the reorganization, shareholders of the Fund will receive shares of a newly created series of a First Trust Series Fund ("acquiring fund") with an aggregate net asset value equal to the value of their Fund shares immediately prior to the reorganization. Following the reorganization, First Trust Advisors L.P. will serve as investment adviser to the acquiring fund, and Vest Financial, LLC will serve as investment sub-adviser. The Board of Trustees has determined that the reorganization is in the best interests of the Fund and that shareholders will not experience dilution as a result of the reorganization. The reorganization is expected to qualify as a tax-free transaction for federal income tax purposes, and no sales charges or redemption fees will be imposed in connection with the reorganization.

For additional information about the Fund; including its summary prospectus, prospectus, financial information, holdings and proxy information, visit www.vestfin.com/mutual-funds/buffer-10-fund#fund-details.

Vest US Large Cap 10% Buffer Strategies Fund Tailored Shareholder Report

Annual Shareholder Report October 31, 2025

Vest US Large Cap 10% Buffer Strategies Fund

Class C Shares

Ticker: BUCGX

This annual shareholder report contains important information about the Vest US Large Cap 10% Buffer Strategies Fund, Class C for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.vestfin.com/mutual-funds/buffer-10-fund#fund-details. You can also request this information by contacting us at (855) 505-8378.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$207	1.96%

How did the Fund perform last year?

Class C (the “Class”) returned 11.09% for the period of November 1, 2024 to October 31, 2025. The Class underperformed its benchmark, the S&P 500® Index, which returned 21.45% for the same Period. This underperformance was due to the following:

Class NAV Performance Attributed to*:

Options Holdings	13.11%
Expenses (annual expense ratio)	-1.96%
Commissions	-0.06%
Class NAV Performance	11.09%

The Fund holds a combination of options contracts designed to target the Fund’s objective.

* The Class performance is impacted by changes in the values of the options to which it is exposed. We attribute (allocate) the impact on the Class performance into three components. The first of the three components is the impact on the Class performance due to changes in the Fund’s option holdings. The second component is the pro-rated expense ratio for this Class. The third component is the impact due to commissions incurred from trading the portfolio.

Cumulative Performance

(based on a hypothetical $10,000 investment)

Class C - $17,306
S&P 500® Index - $27,304
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
7/24/2018*
10/31/2018
10/31/2019
10/31/2020
10/31/2021
10/31/2022
10/31/2023
10/31/2024
10/31/2025

*Inception

Annual Performance

         Average Annual Total Return

	1 Year	5 Year	Since Inception
Class C	11.09%	9.43%	7.84%
S&P 500® Index	21.45%	17.64%	14.82%

The S&P 500® Index is a broad-based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.

For more recent performance information visit www.vestfin.com/mutual-funds/buffer-10-fund#fund-details

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Vest US Large Cap 10% Buffer Strategies Fund Tailored Shareholder Report

Key Fund Statistics

(as of October 31, 2025)

Fund Net Assets	$401,287,103
Number of Holdings	41
Total Net Advisory Fee	$2,234,366
Portfolio Turnover Rate	83.02%

What did the Fund invest in?

(% of Net Assets as of October 31, 2025)

Sector Breakdown

Portfolio Composition
Options Purchased	105.81%
Options Written	-5.78%

Material Changes

Reorganization

The Fund's Board of Trustees approved an Agreement and Plan of Reorganization for the Fund. The Board recommended that shareholders approve the reorganization and has authorized the submission of the Reorganization proposal to shareholders of the Fund for approval. In connection with the reorganization, shareholders of the Fund will receive shares of a newly created series of a First Trust Series Fund ("acquiring fund") with an aggregate net asset value equal to the value of their Fund shares immediately prior to the reorganization. Following the reorganization, First Trust Advisors L.P. will serve as investment adviser to the acquiring fund, and Vest Financial, LLC will serve as investment sub-adviser. The Board of Trustees has determined that the reorganization is in the best interests of the Fund and that shareholders will not experience dilution as a result of the reorganization. The reorganization is expected to qualify as a tax-free transaction for federal income tax purposes, and no sales charges or redemption fees will be imposed in connection with the reorganization.

For additional information about the Fund; including its summary prospectus, prospectus, financial information, holdings and proxy information, visit www.vestfin.com/mutual-funds/buffer-10-fund#fund-details.

Vest US Large Cap 10% Buffer Strategies Fund Tailored Shareholder Report

Annual Shareholder Report October 31, 2025

Vest US Large Cap 10% Buffer Strategies Fund

Class Y Shares

Ticker: BUYGX

This annual shareholder report contains important information about the Vest US Large Cap 10% Buffer Strategies Fund, Class Y for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.vestfin.com/mutual-funds/buffer-10-fund#fund-details. You can also request this information by contacting us at (855) 505-8378.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$75	0.71%

How did the Fund perform last year?

Class Y (the “Class”) returned 12.53% for the period of November 1, 2024 to October 31, 2025. The Class underperformed its benchmark, the S&P 500® Index, which returned 21.45% for the same Period. This underperformance was due to the following:

Class NAV Performance Attributed to*:

Options Holdings	13.30%
Expenses (annual expense ratio)	-0.71%
Commissions	-0.06%
Class NAV Performance	12.53%

The Fund holds a combination of options contracts designed to target the Fund’s objective.

* The Class performance is impacted by changes in the values of the options to which it is exposed. We attribute (allocate) the impact on the Class performance into three components. The first of the three components is the impact on the Class performance due to changes in the Fund’s option holdings. The second component is the pro-rated expense ratio for this Class. The third component is the impact due to commissions incurred from trading the portfolio.

Cumulative Performance

(based on a hypothetical $10,000,000 investment)

Class Y - $19,048,459
S&P 500® Index - $27,304,174
$30,000,000
$25,000,000
$20,000,000
$15,000,000
$10,000,000
$5,000,000
7/24/2018*
10/31/2018
10/31/2019
10/31/2020
10/31/2021
10/31/2022
10/31/2023
10/31/2024
10/31/2025

*Inception

Annual Performance

         Average Annual Total Return

	1 Year	5 Year	Since Inception
Class Y	12.53%	10.81%	9.27%
S&P 500® Index	21.45%	17.64%	14.82%

The S&P 500® Index is a broad-based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.

For more recent performance information visit www.vestfin.com/mutual-funds/buffer-10-fund#fund-details

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Vest US Large Cap 10% Buffer Strategies Fund Tailored Shareholder Report

Key Fund Statistics

(as of October 31, 2025)

Fund Net Assets	$401,287,103
Number of Holdings	41
Total Net Advisory Fee	$2,234,366
Portfolio Turnover Rate	83.02%

What did the Fund invest in?

(% of Net Assets as of October 31, 2025)

Sector Breakdown

Portfolio Composition
Options Purchased	105.81%
Options Written	-5.78%

Material Changes

Reorganization

The Fund's Board of Trustees approved an Agreement and Plan of Reorganization for the Fund. The Board recommended that shareholders approve the reorganization and has authorized the submission of the Reorganization proposal to shareholders of the Fund for approval. In connection with the reorganization, shareholders of the Fund will receive shares of a newly created series of a First Trust Series Fund ("acquiring fund") with an aggregate net asset value equal to the value of their Fund shares immediately prior to the reorganization. Following the reorganization, First Trust Advisors L.P. will serve as investment adviser to the acquiring fund, and Vest Financial, LLC will serve as investment sub-adviser. The Board of Trustees has determined that the reorganization is in the best interests of the Fund and that shareholders will not experience dilution as a result of the reorganization. The reorganization is expected to qualify as a tax-free transaction for federal income tax purposes, and no sales charges or redemption fees will be imposed in connection with the reorganization.

For additional information about the Fund; including its summary prospectus, prospectus, financial information, holdings and proxy information, visit www.vestfin.com/mutual-funds/buffer-10-fund#fund-details.

Vest US Large Cap 20% Buffer Strategies Fund Tailored Shareholder Report

Annual Shareholder Report October 31, 2025 Vest US Large Cap 20% Buffer Strategies Fund Institutional Class Shares Ticker: ENGIX

This annual shareholder report contains important information about the Vest US Large Cap 20% Buffer Strategies Fund, Institutional Class Shares for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.vestfin.com/mutual-funds/buffer-20-fund#fund-details. You can also request this information by contacting us at (855) 505-8378.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$100	0.96%

How did the Fund perform last year?

The Institutional Class (the “Class”) returned 8.62% for the period of November 1, 2024 to October 31, 2025. The Class underperformed its benchmark, the S&P 500® Index, which returned 21.45% for the same Period. This underperformance was due to the following:

Class NAV Performance Attributed to*:

Options Holdings	9.64%
Expenses (annual expense ratio)	-0.96%
Commissions	-0.06%
Class NAV Performance	8.62%

The Fund holds a combination of options contracts designed to target the fund’s objective.

*The Class performance is impacted by changes in the values of the options to which it is exposed. We attribute (allocate) the impact on the Class performance into three components. The first of the three components is the impact on the Class performance due to changes in the Fund’s option holdings. The second component is the pro-rated expense ratio for this Class.The third component is the impact due to commissions incurred from trading the portfolio.

Cumulative Performance

(based on a hypothetical $100,000 investment)

Institutional Class - $235,306
S&P 500® Index - $350,693
$400,000
$350,000
$300,000
$250,000
$200,000
$150,000
$100,000
12/21/2016*
10/31/2017
10/31/2018
10/31/2019
10/31/2020
10/31/2021
10/31/2022
10/31/2023
10/31/2024
10/31/2025

*Inception

Annual Performance

       Average Annual Total Return

	1 Year	5 Year	Since Inception
Institutional Class	8.62%	9.88%	10.14%
S&P 500® Index	21.45%	17.64%	15.21%

The S&P 500® Index is a broad-based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.

For more recent performance information visit www.vestfin.com/mutual-funds/buffer-20-fund#fund-details

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Vest US Large Cap 20% Buffer Strategies Fund Tailored Shareholder Report

Sector Breakdown

SPDR S&P 500® ETF Call Options Purchased
105.81%
SPDR S&P 500® ETF Put Options Purchased
2.02%
Money Market Fund
0.68%
SPDR S&P 500® ETF Put Options Written
-0.64%
SPDR S&P 500® ETF Call Options Written
-7.90%

Portfolio Composition
Options Purchased	107.83%
Money Market Fund	0.68%
Options Written	-8.54%

Key Fund Statistics

(as of October 31, 2025)

Fund Net Assets	$128,878,207
Number of Holdings	40
Total Net Advisory Fee	$598,125
Portfolio Turnover Rate	77.44%

Material Changes

Reorganization

The Fund's Board of Trustees approved an Agreement and Plan of Reorganization for the Fund. The Board recommended that shareholders approve the reorganization and has authorized the submission of the Reorganization proposal to shareholders of the Fund for approval. In connection with the reorganization, shareholders of the Fund will receive shares of a newly created series of a First Trust Series Fund ("acquiring fund") with an aggregate net asset value equal to the value of their Fund shares immediately prior to the reorganization. Following the reorganization, First Trust Advisors L.P. will serve as investment adviser to the acquiring fund, and Vest Financial, LLC will serve as investment sub-adviser. The Board of Trustees has determined that the reorganization is in the best interests of the Fund and that shareholders will not experience dilution as a result of the reorganization. The reorganization is expected to qualify as a tax-free transaction for federal income tax purposes, and no sales charges or redemption fees will be imposed in connection with the reorganization.

For additional information about the Fund; including its summary prospectus, prospectus, financial information, holdings and proxy information, visit www.vestfin.com/mutual-funds/buffer-20-fund#fund-details.

What did the Fund invest in?

(% of Net Assets as of October 31, 2025)

Vest US Large Cap 20% Buffer Strategies Fund Tailored Shareholder Report

Annual Shareholder Report October 31, 2025 Vest US Large Cap 20% Buffer Strategies Fund Investor Class Shares Ticker: ENGLX

This annual shareholder report contains important information about the Vest US Large Cap 20% Buffer Strategies Fund, Investor Class Shares for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.vestfin.com/mutual-funds/buffer-20-fund#fund-details. You can also request this information by contacting us at (855) 505-8378.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$126	1.21%

How did the Fund perform last year?

The Investor Class (the “Class”) returned 8.36% for the period of November 1, 2024 to October 31, 2025. The Class underperformed its benchmark, the S&P 500® Index, which returned 21.45% for the same Period. This underperformance was due to the following:

Class NAV Performance Attributed to*:

Options Holdings	9.63%
Expenses (annual expense ratio)	-1.21% %
Commissions	-0.06%
Class NAV Performance	8.36%

The Fund holds a combination of options contracts designed to target the fund’s objective.

*The Class performance is impacted by changes in the values of the options to which it is exposed. We attribute (allocate) the impact on the Class performance into three components. The first of the three components is the impact on the Class performance due to changes in the Fund’s option holdings. The second component is the pro-rated expense ratio for this Class.The third component is the impact due to commissions incurred from trading the portfolio.

Cumulative Performance

(based on a hypothetical $10,000 investment)

Investor Class - $22,787
S&P 500® Index - $34,786
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
2/1/2017*
10/31/2017
10/31/2018
10/31/2019
10/31/2020
10/31/2021
10/31/2022
10/31/2023
10/31/2024
10/31/2025

*Inception

Annual Performance

       Average Annual Total Return

	1 Year	5 Year	Since Inception
Investor Class	8.36%	9.64%	9.87%
S&P 500® Index	21.45%	17.64%	15.31%

The S&P 500® Index is a broad-based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.

For more recent performance information visit
www.vestfin.com/mutual-funds/buffer-20-fund#fund-details

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Vest US Large Cap 20% Buffer Strategies Fund Tailored Shareholder Report

Sector Breakdown

Portfolio Composition
Options Purchased	107.83%
Money Market Fund	0.68%
Options Written	-8.54%

Key Fund Statistics

(as of October 31, 2025)

Fund Net Assets	$128,878,207
Number of Holdings	40
Total Net Advisory Fee	$598,125
Portfolio Turnover Rate	77.44%

Material Changes

Reorganization

The Fund's Board of Trustees approved an Agreement and Plan of Reorganization for the Fund. The Board recommended that shareholders approve the reorganization and has authorized the submission of the Reorganization proposal to shareholders of the Fund for approval. In connection with the reorganization, shareholders of the Fund will receive shares of a newly created series of a First Trust Series Fund ("acquiring fund") with an aggregate net asset value equal to the value of their Fund shares immediately prior to the reorganization. Following the reorganization, First Trust Advisors L.P. will serve as investment adviser to the acquiring fund, and Vest Financial, LLC will serve as investment sub-adviser. The Board of Trustees has determined that the reorganization is in the best interests of the Fund and that shareholders will not experience dilution as a result of the reorganization. The reorganization is expected to qualify as a tax-free transaction for federal income tax purposes, and no sales charges or redemption fees will be imposed in connection with the reorganization.

For additional information about the Fund; including its summary prospectus, prospectus, financial information, holdings and proxy information, visit www.vestfin.com/mutual-funds/buffer-20-fund#fund-details.

What did the Fund invest in?

(% of Net Assets as of October 31, 2025)

Vest US Large Cap 20% Buffer Strategies Fund Tailored Shareholder Report

annual Shareholder Report October 31, 2025 Vest US Large Cap 20% Buffer Strategies Fund Class A Shares Ticker: ENGAX

This annual shareholder report contains important information about the Vest US Large Cap 20% Buffer Strategies Fund, Class A Shares for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.vestfin.com/mutual-funds/buffer-20-fund#fund-details. You can also request this information by contacting us at (855) 505-8378.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A (without load)	$126	1.21%

How did the Fund perform last year?

Class A (without load) (the “Class”) returned 8.37% for the period of November 1, 2024 to October 31, 2025. The Class underperformed its benchmark, the S&P 500® Index, which returned 21.45% for the same Period. This underperformance was due to the following:

Class NAV Performance Attributed to*:

Options Holdings	9.64%
Expenses (annual expense ratio)	-1.21% %
Commissions	-0.06%
Class NAV Performance	8.37%

The Fund holds a combination of options contracts designed to target the fund’s objective.

*The Class performance is impacted by changes in the values of the options to which it is exposed. We attribute (allocate) the impact on the Class performance into three components. The first of the three components is the impact on the Class performance due to changes in the Fund’s option holdings. The second component is the pro-rated expense ratio for this Class.The third component is the impact due to commissions incurred from trading the portfolio.

Cumulative Performance

(based on a hypothetical $10,000 investment)

Class A - $22,473
S&P 500® Index - $34,786
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
2/1/2017*
10/31/2017
10/31/2018
10/31/2019
10/31/2020
10/31/2021
10/31/2022
10/31/2023
10/31/2024
10/31/2025

*	Inception

Annual Performance

       Average Annual Total Return

	1 Year	5 Year	Since Inception
Class A (without load)	8.37%	9.41%	9.70%
Class A (with Load)	2.14%	8.12%	8.96%
S&P 500® Index	21.45%	17.64%	15.31%

The S&P 500® Index is a broad-based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.

For more recent performance information visit
www.vestfin.com/mutual-funds/buffer-20-fund#fund-details

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Vest US Large Cap 20% Buffer Strategies Fund Tailored Shareholder Report

Sector Breakdown

Portfolio Composition
Options Purchased	107.83%
Money Market Fund	0.68%
Options Written	-8.54%

Key Fund Statistics

(as of October 31, 2025)

Fund Net Assets	$128,878,207
Number of Holdings	40
Total Net Advisory Fee	$598,125
Portfolio Turnover Rate	77.44%

Material Changes

Reorganization

The Fund's Board of Trustees approved an Agreement and Plan of Reorganization for the Fund. The Board recommended that shareholders approve the reorganization and has authorized the submission of the Reorganization proposal to shareholders of the Fund for approval. In connection with the reorganization, shareholders of the Fund will receive shares of a newly created series of a First Trust Series Fund ("acquiring fund") with an aggregate net asset value equal to the value of their Fund shares immediately prior to the reorganization. Following the reorganization, First Trust Advisors L.P. will serve as investment adviser to the acquiring fund, and Vest Financial, LLC will serve as investment sub-adviser. The Board of Trustees has determined that the reorganization is in the best interests of the Fund and that shareholders will not experience dilution as a result of the reorganization. The reorganization is expected to qualify as a tax-free transaction for federal income tax purposes, and no sales charges or redemption fees will be imposed in connection with the reorganization.

For additional information about the Fund; including its summary prospectus, prospectus, financial information, holdings and proxy information, visit www.vestfin.com/mutual-funds/buffer-20-fund#fund-details.

What did the Fund invest in?

(% of Net Assets as of October 31, 2025)

Vest US Large Cap 20% Buffer Strategies Fund Tailored Shareholder Report

annual Shareholder Report October 31, 2025 Vest US Large Cap 20% Buffer Strategies Fund Class C Shares Ticker: ENGCX

This annual shareholder report contains important information about the Vest US Large Cap 20% Buffer Strategies Fund, Class C Shares for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.vestfin.com/mutual-funds/buffer-20-fund#fund-details. You can also request this information by contacting us at (855) 505-8378.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$203	1.96%

How did the Fund perform last year?

Class C (the “Class”) returned 7.53% for the period of November 1, 2024 to October 31, 2025. The Class underperformed its benchmark, the S&P 500® Index, which returned 21.45% for the same Period. This underperformance was due to the following:

Class NAV Performance Attributed to*:

Options Holdings	9.55%
Expenses (annual expense ratio)	-1.96% %
Commissions	-0.06%
Class NAV Performance	7.53%

The Fund holds a combination of options contracts designed to target the fund’s objective.

*The Class performance is impacted by changes in the values of the options to which it is exposed. We attribute (allocate) the impact on the Class performance into three components. The first of the three components is the impact on the Class performance due to changes in the Fund’s option holdings. The second component is the pro-rated expense ratio for this Class.The third component is the impact due to commissions incurred from trading the portfolio.

Cumulative Performance

(based on a hypothetical $10,000 investment)

Class C - $17,485
S&P 500® Index - $27,304
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
7/24/2018*
10/31/2018
10/31/2019
10/31/2020
10/31/2021
10/31/2022
10/31/2023
10/31/2024
10/31/2025

*Inception

Annual Performance

       Average Annual Total Return

	1 Year	5 Year	Since Inception
Class C	7.53%	8.77%	7.99%
S&P 500® Index	21.45%	13.27%	11.95%

The S&P 500® Index is a broad-based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.

For more recent performance information visit
www.vestfin.com/mutual-funds/buffer-20-fund#fund-details

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Vest US Large Cap 20% Buffer Strategies Fund Tailored Shareholder Report

Sector Breakdown

Portfolio Composition
Options Purchased	107.83%
Money Market Fund	0.68%
Options Written	-8.54%

Key Fund Statistics

(as of October 31, 2025)

Fund Net Assets	$128,878,207
Number of Holdings	40
Total Net Advisory Fee	$598,125
Portfolio Turnover Rate	77.44%

Material Changes

Reorganization

The Fund's Board of Trustees approved an Agreement and Plan of Reorganization for the Fund. The Board recommended that shareholders approve the reorganization and has authorized the submission of the Reorganization proposal to shareholders of the Fund for approval. In connection with the reorganization, shareholders of the Fund will receive shares of a newly created series of a First Trust Series Fund ("acquiring fund") with an aggregate net asset value equal to the value of their Fund shares immediately prior to the reorganization. Following the reorganization, First Trust Advisors L.P. will serve as investment adviser to the acquiring fund, and Vest Financial, LLC will serve as investment sub-adviser. The Board of Trustees has determined that the reorganization is in the best interests of the Fund and that shareholders will not experience dilution as a result of the reorganization. The reorganization is expected to qualify as a tax-free transaction for federal income tax purposes, and no sales charges or redemption fees will be imposed in connection with the reorganization.

For additional information about the Fund; including its summary prospectus, prospectus, financial information, holdings and proxy information, visit www.vestfin.com/mutual-funds/buffer-20-fund#fund-details.

What did the Fund invest in?

(% of Net Assets as of October 31, 2025)

Vest US Large Cap 20% Buffer Strategies Fund Tailored Shareholder Report

annual Shareholder Report October 31, 2025 Vest US Large Cap 20% Buffer Strategies Fund Class Y Shares Ticker: ENGYX

This annual shareholder report contains important information about the Vest US Large Cap 20% Buffer Strategies Fund, Class Y Shares for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.vestfin.com/mutual-funds/buffer-20-fund#fund-details. You can also request this information by contacting us at (855) 505-8378.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$74	0.71%

How did the Fund perform last year?

Class Y (the “Class”) returned 8.93% for the period of November 1, 2024 to October 31, 2025. The Class underperformed its benchmark, the S&P 500® Index, which returned 21.45% for the same Period. This underperformance was due to the following:

Class NAV Performance Attributed to*:

Options Holdings	9.70%
Expenses (annual expense ratio)	-0.71% %
Commissions	-0.06%
Class NAV Performance	8.93%

The Fund holds a combination of options contracts designed to target the fund’s objective.

*The Class performance is impacted by changes in the values of the options to which it is exposed. We attribute (allocate) the impact on the Class performance into three components. The first of the three components is the impact on the Class performance due to changes in the Fund’s option holdings. The second component is the pro-rated expense ratio for this Class.The third component is the impact due to commissions incurred from trading the portfolio.

Cumulative Performance

(based on a hypothetical $10,000,000 investment)

Class Y - $19,225,746
S&P 500® Index - $27,304,170
$28,000,000
$26,000,000
$24,000,000
$22,000,000
$20,000,000
$18,000,000
$16,000,000
$14,000,000
$12,000,000
$10,000,000
$8,000,000
$6,000,000
7/24/2018*
10/31/2018
10/31/2019
10/31/2020
10/31/2021
10/31/2022
10/31/2023
10/31/2024
10/31/2025

*Inception

Annual Performance

       Average Annual Total Return

	1 Year	5 Year	Since Inception
Class Y	8.93%	10.11%	9.41%
S&P 500® Index	21.45%	13.27%	11.95%

The S&P 500® Index is a broad-based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.

For more recent performance information visit
www.vestfin.com/mutual-funds/buffer-20-fund#fund-details

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Vest US Large Cap 20% Buffer Strategies Fund Tailored Shareholder Report

Sector Breakdown

Portfolio Composition
Options Purchased	107.83%
Money Market Fund	0.68%
Options Written	-8.54%

Key Fund Statistics

(as of October 31, 2025)

Fund Net Assets	$128,878,207
Number of Holdings	40
Total Net Advisory Fee	$598,125
Portfolio Turnover Rate	77.44%

Material Changes

Reorganization

The Fund's Board of Trustees approved an Agreement and Plan of Reorganization for the Fund. The Board recommended that shareholders approve the reorganization and has authorized the submission of the Reorganization proposal to shareholders of the Fund for approval. In connection with the reorganization, shareholders of the Fund will receive shares of a newly created series of a First Trust Series Fund ("acquiring fund") with an aggregate net asset value equal to the value of their Fund shares immediately prior to the reorganization. Following the reorganization, First Trust Advisors L.P. will serve as investment adviser to the acquiring fund, and Vest Financial, LLC will serve as investment sub-adviser. The Board of Trustees has determined that the reorganization is in the best interests of the Fund and that shareholders will not experience dilution as a result of the reorganization. The reorganization is expected to qualify as a tax-free transaction for federal income tax purposes, and no sales charges or redemption fees will be imposed in connection with the reorganization.

For additional information about the Fund; including its summary prospectus, prospectus, financial information, holdings and proxy information, visit www.vestfin.com/mutual-funds/buffer-20-fund#fund-details.

What did the Fund invest in?

(% of Net Assets as of October 31, 2025)

Vest S&P 500 Dividend Aristocrats Target Income Fund Tailored Shareholder Report

Annual Shareholder Report October 31, 2025

Vest S&P 500 Dividend Aristocrats Target Income Fund

Institutional Class Shares

Ticker: KNGIX

This annual shareholder report contains important information about the Vest S&P 500 Dividend Aristocrats Target Income Fund, Institutional Class for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://www.vestfin.com/mutual-funds/sp-500-dividend-aristocrats-target-income-fund#fund-details. You can also request this information by contacting us at (855) 505-8378.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$96	0.96%

How did the Fund perform last year?

The Institutional Class (the “Class”) returned -0.08% for the period of November 1, 2024 to October 31, 2025. The Class underperformed its benchmark, the S&P 500® Index, which returned 21.45% for the same Period. This underperformance was due to the following:

Class NAV Performance Attributed to*:

Equity Holdings	0.65%
Options Holdings	0.44%
Expenses (annual expense ratio)	-0.96%
Commissions	-0.21%
Class NAV Performance	-0.08%

The Fund holds a combination of options contracts designed to target the Fund’s objective.

* The Class performance is impacted by changes in the values of the equities and options to which it is exposed. We attribute (allocate) the impact on the Class performance into four components. The first of the four components is the impact on the Class performance due to changes in the Fund’s equity holdings. The second of the four components is the impact on the Class performance due to changes in the Fund’s option holdings. The third component is the pro-rated expense ratio for this Share Class. The fourth component is the impact due to commissions incurred from trading the portfolio.

Cumulative Performance

(based on a hypothetical $100,000 investment)

Institutional Class - $189,075
S&P 500® Index - $314,360
$350,000
$300,000
$250,000
$200,000
$150,000
$100,000
9/11/2017*
10/31/2017
10/31/2018
10/31/2019
10/31/2020
10/31/2021
10/31/2022
10/31/2023
10/31/2024
10/31/2025

*	Inception

Annual Performance

         Average Annual Total Return

	1 Year	5 Year	Since Inception
Institutional Class	-0.08%	8.72%	8.14%
S&P 500® Index	21.45%	17.64%	15.13%

The S&P 500® Index is a broad-based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.

For more recent performance information visit www.vestfin.com/mutual-funds/sp-500-dividend-aristocrats-target-income-fund#fund-details.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Vest S&P 500 Dividend Aristocrats Target Income Fund Tailored Shareholder Report

Key Fund Statistics

(as of October 31, 2025)

Fund Net Assets	$45,460,310
Number of Holdings	101
Total Net Advisory Fee	$109,183
Portfolio Turnover Rate	422.70%

What did the Fund invest in?

(% of Net Assets as of October 31, 2025)

Sector Breakdown

Consumer Staples 22.60%
Industrials 22.38%
Financials 12.80%
Materials 11.67%
Health Care 10.28%
Utilities 5.75%
Consumer Discretionary 4.25%
Real Estate 4.21%
Energy 3.28%
Information Technology 2.85%
Money Market Fund 0.02%

Top Ten Holdings
Exxon Mobil Corp.	1.79%
CH Robinson Worldwide, Inc.	1.78%
Cardinal Health, Inc.	1.75%
Caterpillar, Inc.	1.65%
Nucor Corp.	1.61%
Dover Corp.	1.59%
Albemarle Corp.	1.58%
Emerson Electric Co.	1.57%
International Business Machines Corp.	1.57%
The Sherwin-Williams Co	1.52%

Material Changes

Reorganization

The Fund's Board of Trustees approved an Agreement and Plan of Reorganization for the Fund. The Board recommended that shareholders approve the reorganization and has authorized the submission of the Reorganization proposal to shareholders of the Fund for approval. In connection with the reorganization, shareholders of the Fund will receive shares of a newly created series of a First Trust Series Fund ("acquiring fund") with an aggregate net asset value equal to the value of their Fund shares immediately prior to the reorganization. Following the reorganization, First Trust Advisors L.P. will serve as investment adviser to the acquiring fund, and Vest Financial, LLC will serve as investment sub-adviser. The Board of Trustees has determined that the reorganization is in the best interests of the Fund and that shareholders will not experience dilution as a result of the reorganization. The reorganization is expected to qualify as a tax-free transaction for federal income tax purposes, and no sales charges or redemption fees will be imposed in connection with the reorganization.

For additional information about the Fund; including its summary prospectus, prospectus, financial information, holdings and proxy information, visit https://www.vestfin.com/mutual-funds/sp-500-dividend-aristocrats-target-income-fund#fund-details.

Vest S&P 500 Dividend Aristocrats Target Income Fund Tailored Shareholder Report

Annual Shareholder Report October 31, 2025

Vest S&P 500 Dividend Aristocrats Target Income Fund

Investor Class Shares

Ticker: KNGLX

This annual shareholder report contains important information about the Vest S&P 500 Dividend Aristocrats Target Income Fund, Investor Class for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://www.vestfin.com/mutual-funds/sp-500-dividend-aristocrats-target-income-fund#fund-details. You can also request this information by contacting us at (855) 505-8378.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$121	1.21%

How did the Fund perform last year?

The Investor Class (the “Class”) returned 0.22% for the period of November 1, 2024 to October 31, 2025. The Class underperformed its benchmark, the S&P 500® Index, which returned 21.45% for the same Period. This underperformance was due to the following:

Class NAV Performance Attributed to*:

Equity Holdings	0.96%
Options Holdings	0.68%
Expenses (annual expense ratio)	-1.21% -1.21%
Commissions	-0.21% -0.21%
Class NAV Performance	0.22% 0.22%

The Fund holds a combination of options contracts designed to target the Fund’s objective.

* The Class performance is impacted by changes in the values of the equities and options to which it is exposed. We attribute (allocate) the impact on the Class performance into four components. The first of the four components is the impact on the Class performance due to changes in the Fund’s equity holdings. The second of the four components is the impact on the Class performance due to changes in the Fund’s option holdings. The third component is the pro-rated expense ratio for this Share Class. The fourth component is the impact due to commissions incurred from trading the portfolio.

Cumulative Performance

(based on a hypothetical $10,000 investment)

Investor Class - $18,610
S&P 500® Index - $31,436
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
9/11/2017*
10/31/2017
10/31/2018
10/31/2019
10/31/2020
10/31/2021
10/31/2022
10/31/2023
10/31/2024
10/31/2025

*	Inception

Annual Performance

         Average Annual Total Return

	1 Year	5 Year	Since Inception
Investor Class	0.22%	8.57%	7.93%
S&P 500® Index	21.45%	17.64%	15.21%

The S&P 500® Index is a broad-based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.

For more recent performance information visit www.vestfin.com/mutual-funds/sp-500-dividend-aristocrats-target-income-fund#fund-details.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Vest S&P 500 Dividend Aristocrats Target Income Fund Tailored Shareholder Report

Key Fund Statistics

(as of October 31, 2025)

Fund Net Assets	$45,460,310
Number of Holdings	101
Total Net Advisory Fee	$109,183
Portfolio Turnover Rate	422.70%

What did the Fund invest in?

(% of Net Assets as of October 31, 2025)

Sector Breakdown

Top Ten Holdings
Exxon Mobil Corp.	1.79%
CH Robinson Worldwide, Inc.	1.78%
Cardinal Health, Inc.	1.75%
Caterpillar, Inc.	1.65%
Nucor Corp.	1.61%
Dover Corp.	1.59%
Albemarle Corp.	1.58%
Emerson Electric Co.	1.57%
International Business Machines Corp.	1.57%
The Sherwin-Williams Co	1.52%

Material Changes

Reorganization

The Fund's Board of Trustees approved an Agreement and Plan of Reorganization for the Fund. The Board recommended that shareholders approve the reorganization and has authorized the submission of the Reorganization proposal to shareholders of the Fund for approval. In connection with the reorganization, shareholders of the Fund will receive shares of a newly created series of a First Trust Series Fund ("acquiring fund") with an aggregate net asset value equal to the value of their Fund shares immediately prior to the reorganization. Following the reorganization, First Trust Advisors L.P. will serve as investment adviser to the acquiring fund, and Vest Financial, LLC will serve as investment sub-adviser. The Board of Trustees has determined that the reorganization is in the best interests of the Fund and that shareholders will not experience dilution as a result of the reorganization. The reorganization is expected to qualify as a tax-free transaction for federal income tax purposes, and no sales charges or redemption fees will be imposed in connection with the reorganization.

For additional information about the Fund; including its summary prospectus, prospectus, financial information, holdings and proxy information, visit https://www.vestfin.com/mutual-funds/sp-500-dividend-aristocrats-target-income-fund#fund-details.

Vest S&P 500 Dividend Aristocrats Target Income Fund Tailored Shareholder Report

Annual Shareholder Report October 31, 2025

Vest S&P 500 Dividend Aristocrats Target Income Fund

Class A Shares

Ticker: KNGAX

This annual shareholder report contains important information about the Vest S&P 500 Dividend Aristocrats Target Income Fund, Class A for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://www.vestfin.com/mutual-funds/sp-500-dividend-aristocrats-target-income-fund#fund-details. You can also request this information by contacting us at (855) 505-8378.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$121	1.21%

How did the Fund perform last year?

Class A (the “Class”) returned -0.43% for the period of November 1, 2024 to October 31, 2025. The Class underperformed its benchmark, the S&P 500® Index, which returned 21.45% for the same Period. This underperformance was due to the following:

Class NAV Performance Attributed to*:

Equity Holdings	0.65%
Options Holdings	0.34%
Expenses (annual expense ratio)	-1.21%
Commissions	-0.21%
Class NAV Performance	-0.43%

The Fund holds a combination of options contracts designed to target the Fund’s objective.

* The Class performance is impacted by changes in the values of the equities and options to which it is exposed. We attribute (allocate) the impact on the Class performance into four components. The first of the four components is the impact on the Class performance due to changes in the Fund’s equity holdings. The second of the four components is the impact on the Class performance due to changes in the Fund’s option holdings. The third component is the pro-rated expense ratio for this Share Class. The fourth component is the impact due to commissions incurred from trading the portfolio.

Cumulative Performance

(based on a hypothetical $10,000 investment)

Class A - $18,520
S&P 500® Index - $31,436
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
9/11/2017*
10/31/2017
10/31/2018
10/31/2019
10/31/2020
10/31/2021
10/31/2022
10/31/2023
10/31/2024
10/31/2025

*	Inception

Annual Performance

         Average Annual Total Return

	1 Year	5 Year	Since Inception
Class A	-0.43%	8.41%	7.87%
S&P 500® Index	21.45%	17.64%	15.21%

The S&P 500® Index is a broad-based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.

For more recent performance information visit www.vestfin.com/mutual-funds/sp-500-dividend-aristocrats-target-income-fund#fund-details.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Vest S&P 500 Dividend Aristocrats Target Income Fund Tailored Shareholder Report

Key Fund Statistics

(as of October 31, 2025)

Fund Net Assets	$45,460,310
Number of Holdings	101
Total Net Advisory Fee	$109,183
Portfolio Turnover Rate	422.70%

What did the Fund invest in?

(% of Net Assets as of October 31, 2025)

Sector Breakdown

Top Ten Holdings
Exxon Mobil Corp.	1.79%
CH Robinson Worldwide, Inc.	1.78%
Cardinal Health, Inc.	1.75%
Caterpillar, Inc.	1.65%
Nucor Corp.	1.61%
Dover Corp.	1.59%
Albemarle Corp.	1.58%
Emerson Electric Co.	1.57%
International Business Machines Corp.	1.57%
The Sherwin-Williams Co	1.52%

Material Changes

Reorganization

The Fund's Board of Trustees approved an Agreement and Plan of Reorganization for the Fund. The Board recommended that shareholders approve the reorganization and has authorized the submission of the Reorganization proposal to shareholders of the Fund for approval. In connection with the reorganization, shareholders of the Fund will receive shares of a newly created series of a First Trust Series Fund ("acquiring fund") with an aggregate net asset value equal to the value of their Fund shares immediately prior to the reorganization. Following the reorganization, First Trust Advisors L.P. will serve as investment adviser to the acquiring fund, and Vest Financial, LLC will serve as investment sub-adviser. The Board of Trustees has determined that the reorganization is in the best interests of the Fund and that shareholders will not experience dilution as a result of the reorganization. The reorganization is expected to qualify as a tax-free transaction for federal income tax purposes, and no sales charges or redemption fees will be imposed in connection with the reorganization.

For additional information about the Fund; including its summary prospectus, prospectus, financial information, holdings and proxy information, visit https://www.vestfin.com/mutual-funds/sp-500-dividend-aristocrats-target-income-fund#fund-details.

Vest S&P 500 Dividend Aristocrats Target Income Fund Tailored Shareholder Report

Annual Shareholder Report October 31, 2025

Vest S&P 500 Dividend Aristocrats Target Income Fund

Class C Shares

Ticker: KNGCX

This annual shareholder report contains important information about the Vest S&P 500 Dividend Aristocrats Target Income Fund, Class C for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://www.vestfin.com/mutual-funds/sp-500-dividend-aristocrats-target-income-fund#fund-details. You can also request this information by contacting us at (855) 505-8378.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$195	1.96%

How did the Fund perform last year?

Class C (the “Class”) returned -1.18% for the period of November 1, 2024 to October 31, 2025. The Class underperformed its benchmark, the S&P 500® Index, which returned 21.45% for the same Period. This underperformance was due to the following:

Class NAV Performance Attributed to*:

Equity Holdings	0.65%
Options Holdings	0.34%
Expenses (annual expense ratio)	-1.96%
Commissions	-0.21%
Class NAV Performance	-1.18%

The Fund holds a combination of options contracts designed to target the Fund’s objective.

* The Class performance is impacted by changes in the values of the equities and options to which it is exposed. We attribute (allocate) the impact on the Class performance into four components. The first of the four components is the impact on the Class performance due to changes in the Fund’s equity holdings. The second of the four components is the impact on the Class performance due to changes in the Fund’s option holdings. The third component is the pro-rated expense ratio for this Share Class. The fourth component is the impact due to commissions incurred from trading the portfolio.

Cumulative Performance

(based on a hypothetical $10,000 investment)

Class C - $17,402
S&P 500® Index - $31,436
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
9/11/2017*
10/31/2017
10/31/2018
10/31/2019
10/31/2020
10/31/2021
10/31/2022
10/31/2023
10/31/2024
10/31/2025

*	Inception

Annual Performance

         Average Annual Total Return

	1 Year	5 Year	Since Inception
Class C	-1.18%	7.62%	7.04%
S&P 500® Index	21.45%	17.64%	15.21%

The S&P 500® Index is a broad-based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.

For more recent performance information visit www.vestfin.com/mutual-funds/sp-500-dividend-aristocrats-target-income-fund#fund-details.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Vest S&P 500 Dividend Aristocrats Target Income Fund Tailored Shareholder Report

Key Fund Statistics

(as of October 31, 2025)

Fund Net Assets	$45,460,310
Number of Holdings	101
Total Net Advisory Fee	$109,183
Portfolio Turnover Rate	422.70%

What did the Fund invest in?

(% of Net Assets as of October 31, 2025)

Sector Breakdown

Top Ten Holdings
Exxon Mobil Corp.	1.79%
CH Robinson Worldwide, Inc.	1.78%
Cardinal Health, Inc.	1.75%
Caterpillar, Inc.	1.65%
Nucor Corp.	1.61%
Dover Corp.	1.59%
Albemarle Corp.	1.58%
Emerson Electric Co.	1.57%
International Business Machines Corp.	1.57%
The Sherwin-Williams Co	1.52%

Material Changes

Reorganization

The Fund's Board of Trustees approved an Agreement and Plan of Reorganization for the Fund. The Board recommended that shareholders approve the reorganization and has authorized the submission of the Reorganization proposal to shareholders of the Fund for approval. In connection with the reorganization, shareholders of the Fund will receive shares of a newly created series of a First Trust Series Fund ("acquiring fund") with an aggregate net asset value equal to the value of their Fund shares immediately prior to the reorganization. Following the reorganization, First Trust Advisors L.P. will serve as investment adviser to the acquiring fund, and Vest Financial, LLC will serve as investment sub-adviser. The Board of Trustees has determined that the reorganization is in the best interests of the Fund and that shareholders will not experience dilution as a result of the reorganization. The reorganization is expected to qualify as a tax-free transaction for federal income tax purposes, and no sales charges or redemption fees will be imposed in connection with the reorganization.

For additional information about the Fund; including its summary prospectus, prospectus, financial information, holdings and proxy information, visit https://www.vestfin.com/mutual-funds/sp-500-dividend-aristocrats-target-income-fund#fund-details.

Vest S&P 500 Dividend Aristocrats Target Income Fund Tailored Shareholder Report

Annual Shareholder Report October 31, 2025

Vest S&P 500 Dividend Aristocrats Target Income Fund

Class Y Shares

Ticker: KNGYX

This annual shareholder report contains important information about the Vest S&P 500 Dividend Aristocrats Target Income Fund, Class Y for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://www.vestfin.com/mutual-funds/sp-500-dividend-aristocrats-target-income-fund#fund-details. You can also request this information by contacting us at (855) 505-8378.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$71	0.71%

How did the Fund perform last year?

Class Y (the “Class”) returned 0.10% for the period of November 1, 2024 to October 31, 2025. The Class underperformed its benchmark, the S&P 500® Index, which returned 21.45% for the same Period. This underperformance was due to the following:

Class NAV Performance Attributed to*:

Equity Holdings	0.66%
Options Holding	0.36%
Expenses (annual expense ratio)	-0.71%
Commissions	-0.21%
Class NAV Performance	0.10% 0.10%

The Fund holds a combination of options contracts designed to target the Fund’s objective.

* The Class performance is impacted by changes in the values of the equities and options to which it is exposed. We attribute (allocate) the impact on the Class performance into four components. The first of the four components is the impact on the Class performance due to changes in the Fund’s equity holdings. The second of the four components is the impact on the Class performance due to changes in the Fund’s option holdings. The third component is the pro-rated expense ratio for this Share Class. The fourth component is the impact due to commissions incurred from trading the portfolio.

Cumulative Performance

(based on a hypothetical $10,000,000 investment)

Class Y - $17,545,385
S&P 500® Index - $27,301,839
$30,000,000
$20,000,000
$10,000,000
$0
7/24/2018*
10/31/2018
10/31/2019
10/31/2020
10/31/2021
10/31/2022
10/31/2023
10/31/2024
10/31/2025

*	Inception

Annual Performance

         Average Annual Total Return

	1 Year	5 Year	Since Inception
Class Y	0.10%	8.97%	8.04%
S&P 500® Index	21.45%	17.64%	14.81%

The S&P 500® Index is a broad-based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.

For more recent performance information visit www.vestfin.com/mutual-funds/sp-500-dividend-aristocrats-target-income-fund#fund-details.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Vest S&P 500 Dividend Aristocrats Target Income Fund Tailored Shareholder Report

Key Fund Statistics

(as of October 31, 2025)

Fund Net Assets	$45,460,310
Number of Holdings	101
Total Net Advisory Fee	$109,183
Portfolio Turnover Rate	422.70%

What did the Fund invest in?

(% of Net Assets as of October 31, 2025)

Sector Breakdown

Top Ten Holdings
Exxon Mobil Corp.	1.79%
CH Robinson Worldwide, Inc.	1.78%
Cardinal Health, Inc.	1.75%
Caterpillar, Inc.	1.65%
Nucor Corp.	1.61%
Dover Corp.	1.59%
Albemarle Corp.	1.58%
Emerson Electric Co.	1.57%
International Business Machines Corp.	1.57%
The Sherwin-Williams Co	1.52%

Material Changes

Reorganization

The Fund's Board of Trustees approved an Agreement and Plan of Reorganization for the Fund. The Board recommended that shareholders approve the reorganization and has authorized the submission of the Reorganization proposal to shareholders of the Fund for approval. In connection with the reorganization, shareholders of the Fund will receive shares of a newly created series of a First Trust Series Fund ("acquiring fund") with an aggregate net asset value equal to the value of their Fund shares immediately prior to the reorganization. Following the reorganization, First Trust Advisors L.P. will serve as investment adviser to the acquiring fund, and Vest Financial, LLC will serve as investment sub-adviser. The Board of Trustees has determined that the reorganization is in the best interests of the Fund and that shareholders will not experience dilution as a result of the reorganization. The reorganization is expected to qualify as a tax-free transaction for federal income tax purposes, and no sales charges or redemption fees will be imposed in connection with the reorganization.

For additional information about the Fund; including its summary prospectus, prospectus, financial information, holdings and proxy information, visit https://www.vestfin.com/mutual-funds/sp-500-dividend-aristocrats-target-income-fund#fund-details.

Vest Bitcoin Strategy Managed Volatility Fund (Consolidated) Tailored Shareholder Report

annual Shareholder Report October 31, 2025 Vest Bitcoin Strategy Managed Volatility Fund (Consolidated) Institutional Class Shares Ticker: BTCVX

This annual shareholder report contains important information about the Vest Bitcoin Strategy Managed Volatility Fund (Consolidated), Institutional Class for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.vestfin.com/products/bitcoin-fund#fund-details. You can also request this information by contacting us at (855) 505-8378.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$117	0.99%

How did the Fund perform last year?

The Institutional Class (the “Class”) returned 35.95% for the period of November 1, 2024 to October 31, 2025. The Class outperformed its benchmark, the S&P 500® Index, which returned 21.45% for the same Period. This outperformance was due to the following:

Class NAV Performance Attributed to*:

Futures Plus Interest on Cash Equivalents	37.03%
Expenses (annual expense ratio)	-0.99%
Commissions	-0.09%
Class NAV Performance	35.95%

The Fund holds futures contracts designed to target the Fund’s objective.

* The Class performance is impacted by changes in the values of the futures to which it is exposed. We attribute (allocate) the impact on the Class performance into three components. The first of the three components is the impact on the Class performance due to changes in the Fund’s futures holdings plus interest earned on cash equivalents. The second component is the pro-rated expense ratio for this Class. The third component is the impact due to commissions incurred from trading the portfolio.

Cumulative Performance

(based on a hypothetical $100,000 investment)

*	Inception

Annual Performance

	1 Year	Average Annual Total Return Since Inception
Institutional Class	35.95%	18.32%
S&P 500® Index	21.45%	12.28%

The S&P 500® Index is a broad-based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.

For more recent performance information visit www.vestfin.com/products/bitcoin-fund#fund-details.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Vest Bitcoin Strategy Managed Volatility Fund (Consolidated) Tailored Shareholder Report

Key Fund Statistics

(as of October 31, 2025)

Fund Net Assets	$19,868,288
Number of Holdings	2
Total Net Advisory Fee	$0
Portfolio Turnover Rate	324.56%

¹

What did the Fund invest in?

(% of Net Assets as of October 31, 2025)

Sector Breakdown

Portfolio Composition
Money Market Fund	81.59%
Cash	21.4%
Derivatives	-3.08%
Other Assets, Net of Liabilities	0.09%

Material Changes

Reorganization

The Fund's Board of Trustees approved an Agreement and Plan of Reorganization for the Fund. The Board recommended that shareholders approve the reorganization and has authorized the submission of the Reorganization proposal to shareholders of the Fund for approval. In connection with the reorganization, shareholders of the Fund will receive shares of a newly created series of a First Trust Series Fund ("acquiring fund") with an aggregate net asset value equal to the value of their Fund shares immediately prior to the reorganization. Following the reorganization, First Trust Advisors L.P. will serve as investment adviser to the acquiring fund, and Vest Financial, LLC will serve as investment sub-adviser. The Board of Trustees has determined that the reorganization is in the best interests of the Fund and that shareholders will not experience dilution as a result of the reorganization. The reorganization is expected to qualify as a tax-free transaction for federal income tax purposes, and no sales charges or redemption fees will be imposed in connection with the reorganization.

For additional information about the Fund; including its summary prospectus, prospectus, financial information, holdings and proxy information, visit www.vestfin.com/products/bitcoin-fund#fund-details.

Vest Bitcoin Strategy Managed Volatility Fund (Consolidated) Tailored Shareholder Report

annual Shareholder Report October 31, 2025 Vest Bitcoin Strategy Managed Volatility Fund (Consolidated) Investor Class Shares Ticker: BTCLX

This annual shareholder report contains important information about the Vest Bitcoin Strategy Managed Volatility Fund (Consolidated), Investor Class for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.vestfin.com/products/bitcoin-fund#fund-details. You can also request this information by contacting us at (855) 505-8378.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$146	1.24%

How did the Fund perform last year?

The Investor Class (the “Class”) returned 35.61% for the period of November 1, 2024 to October 31, 2025. The Class outperformed its benchmark, the S&P 500® Index, which returned 21.45% for the same Period. This outperformance was due to the following:

Class NAV Performance Attributed to*:

Futures Plus Interest on Cash Equivalents	36.94%
Expenses (annual expense ratio)	-1.24%
Commissions	-0.09%
Class NAV Performance	35.61%

The Fund holds futures contracts designed to target the Fund’s objective.

* The Class performance is impacted by changes in the values of the futures to which it is exposed. We attribute (allocate) the impact on the Class performance into three components. The first of the three components is the impact on the Class performance due to changes in the Fund’s futures holdings plus interest earned on cash equivalents. The second component is the pro-rated expense ratio for this Class. The third component is the impact due to commissions incurred from trading the portfolio.

Cumulative Performance

(based on a hypothetical $10,000 investment)

*Inception

Annual Performance

	1 Year	Average Annual Total Return Since Inception
Investor Class	35.61%	18.50%
S&P 500® Index	21.45%	12.28%

The S&P 500® Index is a broad-based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.

For more recent performance information visit www.vestfin.com/products/bitcoin-fund#fund-details.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Vest Bitcoin Strategy Managed Volatility Fund (Consolidated) Tailored Shareholder Report

Key Fund Statistics

(as of October 31, 2025)

Fund Net Assets	$19,868,288
Number of Holdings	2
Total Net Advisory Fee	$0
Portfolio Turnover Rate	324.56%

What did the Fund invest in?

(% of Net Assets as of October 31, 2025)

Sector Breakdown

Portfolio Composition
Money Market Fund	81.59%
Cash	21.4%
Derivatives	-3.08%
Other Assets, Net of Liabilities	0.09%

Material Changes

Reorganization

The Fund's Board of Trustees approved an Agreement and Plan of Reorganization for the Fund. The Board recommended that shareholders approve the reorganization and has authorized the submission of the Reorganization proposal to shareholders of the Fund for approval. In connection with the reorganization, shareholders of the Fund will receive shares of a newly created series of a First Trust Series Fund ("acquiring fund") with an aggregate net asset value equal to the value of their Fund shares immediately prior to the reorganization. Following the reorganization, First Trust Advisors L.P. will serve as investment adviser to the acquiring fund, and Vest Financial, LLC will serve as investment sub-adviser. The Board of Trustees has determined that the reorganization is in the best interests of the Fund and that shareholders will not experience dilution as a result of the reorganization. The reorganization is expected to qualify as a tax-free transaction for federal income tax purposes, and no sales charges or redemption fees will be imposed in connection with the reorganization.

For additional information about the Fund; including its summary prospectus, prospectus, financial information, holdings and proxy information, visit www.vestfin.com/products/bitcoin-fund#fund-details.

VEST BITCOIN STRATEGY MANAGED VOLATILITY FUND (CONSOLIDATED) Tailored Shareholder Report

annual Shareholder Report October 31, 2025 Vest Bitcoin Strategy Managed Volatility Fund (Consolidated) Class Y Shares Ticker: BTCYX

This annual shareholder report contains important information about the Vest Bitcoin Strategy Managed Volatility Fund (Consolidated), Class Y for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.vestfin.com/products/bitcoin-fund#fund-details. You can also request this information by contacting us at (855) 505-8378..

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$105	0.89%

How did the Fund perform last year?

Class Y (the “Class”) returned 36.13% for the period of November 1, 2024 to October 31, 2025. The Class outperformed its benchmark, the S&P 500® Index, which returned 21.45% for the same Period. This outperformance was due to the following:

Class NAV Performance Attributed to*:

Futures Plus Interest on Cash Equivalents	37.11%
Expenses (annual expense ratio)	-0.89%
Commissions	-0.09%
Class NAV Performance	36.13%

The Fund holds futures contracts designed to target the Fund’s objective.

* The Class performance is impacted by changes in the values of the futures to which it is exposed. We attribute (allocate) the impact on the Class performance into three components. The first of the three components is the impact on the Class performance due to changes in the Fund’s futures holdings plus interest earned on cash equivalents. The second component is the pro-rated expense ratio for this Class. The third component is the impact due to commissions incurred from trading the portfolio..

Cumulative Performance

(based on a hypothetical $10,000,000 investment)

*Inception

Annual Performance

	1 year	Average Annual Total Return Since Inception
Class Y	36.13%	18.63%
S&P 500® Index	21.45%	12.28%

The S&P 500® Index is a broad-based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.

For more recent performance information visit www.vestfin.com/products/bitcoin-fund#fund-details.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

VEST BITCOIN STRATEGY MANAGED VOLATILITY FUND (CONSOLIDATED) Tailored Shareholder Report

Key Fund Statistics

(as of October 31, 2025)

Fund Net Assets	$19,868,288
Number of Holdings	2
Total Net Advisory Fee	$0
Portfolio Turnover Rate	324.56%

What did the Fund invest in?

(% of Net Assets as of October 31, 2025)

Sector Breakdown

Portfolio Composition
Money Market Fund	81.59%
Cash	21.4%
Derivatives	-3.08%
Other Assets, Net of Liabilities	0.09%

Material Changes

Reorganization

The Fund's Board of Trustees approved an Agreement and Plan of Reorganization for the Fund. The Board recommended that shareholders approve the reorganization and has authorized the submission of the Reorganization proposal to shareholders of the Fund for approval. In connection with the reorganization, shareholders of the Fund will receive shares of a newly created series of a First Trust Series Fund ("acquiring fund") with an aggregate net asset value equal to the value of their Fund shares immediately prior to the reorganization. Following the reorganization, First Trust Advisors L.P. will serve as investment adviser to the acquiring fund, and Vest Financial, LLC will serve as investment sub-adviser. The Board of Trustees has determined that the reorganization is in the best interests of the Fund and that shareholders will not experience dilution as a result of the reorganization. The reorganization is expected to qualify as a tax-free transaction for federal income tax purposes, and no sales charges or redemption fees will be imposed in connection with the reorganization.

For additional information about the Fund; including its summary prospectus, prospectus, financial information, holdings and proxy information, visit www.vestfin.com/products/bitcoin-fund#fund-details.

ITEM 1. (b). Not applicable.

ITEM 2.	CODE OF ETHICS.

(a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(d) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

(e) Not applicable.

(f) The code of ethics is attached hereto as exhibit 19(a)(1).

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant does not have an audit committee financial expert serving on its audit committee.

(a)(2) Not applicable.

(a)(3) At this time, the registrant believes that the collective experience provided by the members of the audit committee together offer the registrant adequate oversight for the registrant’s level of financial complexity.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $67,375 for 2025 and $67,375 for 2024.

(b) Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $0 for 2025 and $0 for 2024.

(c) Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $22,000 for 2025 and $24,000 for 2024. The nature of the services comprising these fees include preparation of excise filings and income tax returns and assistance with calculation of required income, capital gain and excise distributions.

(d) All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are and $0 for 2025 and $3,000 for 2024.

(e)(1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

Pursuant to its charter, the registrant’s Audit Committee must pre-approve all audit and non-audit services to be provided to the registrant.  The Audit Committee also pre-approves any non-audit services provided by the registrant’s principal accountant to the adviser or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, if the engagement relates directly to the operations and financial reporting of the registrant.

(e)(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b)	NA

(c)	0%

(d)	NA

(f) The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was zero percent (0%).

(g) The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0 for 2025 and $0 for 2024.

(h) Not applicable.

(i) Not applicable.

(j) Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	INVESTMENTS.

(a)	The Registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights filed under Item 7 of this Form.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

FINANCIAL STATEMENTS

AND OTHER INFORMATION

Year Ended October 31, 2025

THE VEST FAMILY OF FUNDS

Vest US Large Cap 10% Buffer Strategies Fund

Vest US Large Cap 20% Buffer Strategies Fund

Vest S&P 500® Dividend Aristocrats Target Income Fund

Vest Bitcoin Strategy Managed Volatility Fund

See Notes to Financial Statements

FINANCIAL STATEMENTS | October 31, 2025

Vest US Large Cap 10% Buffer Strategies Fund
Schedule of InvestmentsOctober 31, 2025

105.81%	OPTIONS PURCHASED(A)
	Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
103.84%	CALL OPTIONS
	SPDR S&P 500 ETF	86	$5,865,716	$0.01	01/19/2028	$5,751,942
	SPDR S&P 500 ETF	3,578	244,041,068	0.01	05/19/2027	240,839,688
	SPDR S&P 500 ETF	1,075	73,321,450	0.01	07/15/2026	72,832,059
	SPDR S&P 500 ETF	607	41,401,042	0.01	11/19/2025	41,400,436
	SPDR S&P 500 ETF	830	56,610,980	0.01	04/21/2027	55,868,344
	TOTAL CALL OPTIONS PURCHASED					416,692,469
	(Cost: $313,288,603)

1.97%	PUT OPTIONS
	SPDR S&P 500 ETF	513	34,989,678	592.78	01/21/2026	206,279
	SPDR S&P 500 ETF	513	34,989,678	612.92	02/18/2026	389,246
	SPDR S&P 500 ETF	513	34,989,678	567.13	03/18/2026	282,105
	SPDR S&P 500 ETF	513	34,989,678	525.66	04/15/2026	228,313
	SPDR S&P 500 ETF	513	34,989,678	597.44	06/17/2026	687,498
	SPDR S&P 500 ETF	513	34,989,678	624.22	07/14/2026	985,061
	SPDR S&P 500 ETF	513	34,989,678	638.11	08/19/2026	1,220,890
	SPDR S&P 500 ETF	513	34,989,678	659.18	09/16/2026	1,543,662
	SPDR S&P 500 ETF	513	34,989,678	665.17	10/21/2026	1,734,864
	SPDR S&P 500 ETF	513	34,989,678	590.50	11/19/2025	17,377
	SPDR S&P 500 ETF	513	34,989,678	586.28	12/17/2025	78,458
	SPDR S&P 500 ETF	513	34,989,678	582.86	05/20/2026	526,012
	TOTAL PUT OPTIONS PURCHASED					7,899,765
	(Cost: $19,843,931)

105.81%	TOTAL OPTIONS PURCHASED					424,592,234
	(Cost: $333,132,534)

105.81%	TOTAL INVESTMENTS					424,592,234
	(Cost: $333,132,534)
(5.81%)	Liabilities in excess of other assets					(23,305,131)
100.00%	NET ASSETS					$401,287,103

(A)All or a portion of the options purchased are held as collateral for the options written.

See Notes to Financial Statements

FINANCIAL STATEMENTS | October 31, 2025

Vest US Large Cap 10% Buffer Strategies Fund
Schedule of Options WrittenOctober 31, 2025

(5.78%)	OPTIONS WRITTEN
	Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
(4.68%)	CALL OPTIONS
	SPDR S&P 500 ETF	513	$(34,989,678)	$708.03	02/18/2026	$(734,008)
	SPDR S&P 500 ETF	513	(34,989,678)	652.96	03/18/2026	(2,714,171)
	SPDR S&P 500 ETF	513	(34,989,678)	624.43	04/15/2026	(4,040,273)
	SPDR S&P 500 ETF	513	(34,989,678)	691.43	06/17/2026	(1,939,647)
	SPDR S&P 500 ETF	513	(34,989,678)	720.92	07/15/2026	(1,350,625)
	SPDR S&P 500 ETF	513	(34,989,678)	733.83	08/19/2026	(1,263,922)
	SPDR S&P 500 ETF	513	(34,989,678)	755.49	09/16/2026	(967,195)
	SPDR S&P 500 ETF	513	(34,989,678)	773.06	10/21/2026	(823,189)
	SPDR S&P 500 ETF	513	(34,989,678)	674.65	11/19/2025	(760,075)
	SPDR S&P 500 ETF	513	(34,989,678)	684.48	12/17/2025	(795,838)
	SPDR S&P 500 ETF	513	(34,989,678)	676.46	05/20/2026	(2,256,080)
	SPDR S&P 500 ETF	513	(34,989,678)	683.05	01/21/2026	(1,144,733)
	TOTAL CALL OPTIONS WRITTEN					(18,789,756)
	(Premiums Received: $5,462,113)

(1.10%)	PUT OPTIONS
	SPDR S&P 500 ETF	513	(34,989,678)	551.63	02/18/2026	(173,678)
	SPDR S&P 500 ETF	513	(34,989,678)	510.42	03/18/2026	(150,668)
	SPDR S&P 500 ETF	513	(34,989,678)	473.09	04/15/2026	(138,363)
	SPDR S&P 500 ETF	513	(34,989,678)	537.70	06/17/2026	(380,365)
	SPDR S&P 500 ETF	513	(34,989,678)	561.80	07/15/2026	(546,613)
	SPDR S&P 500 ETF	513	(34,989,678)	574.30	08/19/2026	(692,240)
	SPDR S&P 500 ETF	513	(34,989,678)	593.26	09/16/2026	(887,297)
	SPDR S&P 500 ETF	513	(34,989,678)	598.65	10/21/2026	(1,019,379)
	SPDR S&P 500 ETF	513	(34,989,678)	531.45	11/19/2025	(5,924)
	SPDR S&P 500 ETF	513	(34,989,678)	527.65	12/17/2025	(31,789)
	SPDR S&P 500 ETF	513	(34,989,678)	524.57	05/20/2026	(288,388)
	SPDR S&P 500 ETF	513	(34,989,678)	533.50	01/21/2026	(93,632)
	TOTAL PUT OPTIONS WRITTEN					(4,408,336)
	(Premiums Received: $11,090,258)

(5.78%)	TOTAL OPTIONS WRITTEN					$(23,198,092)
	(Premiums Received: $16,552,371)

See Notes to Financial Statements

FINANCIAL STATEMENTS | October 31, 2025

Vest US Large Cap 10% Buffer Strategies Fund
Schedule of Options Written - continuedOctober 31, 2025

The table below discloses both gross information and net information about instruments and transactions eligible for offset in the Statements of Assets and Liabilities and instruments and transactions that are subject to an agreement similar to a master netting agreement held at counterparties.

Assets:

	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts Presented in the Statements of Assets and Liabilities	Gross Amounts not offset in the Statements of Assets and Liabilities
				Financial Instruments	Collateral Received	Net Amount
Description
Options Purchased	$424,592,234	$—	$424,592,234	$(23,198,092)	$—	$401,394,142

Liabilities:

	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts Presented in the Statements of Assets and Liabilities	Gross Amounts not offset in the Statements of Assets and Liabilities
				Financial Instruments	Collateral Pledged	Net Amount
Description
Options Written	$(23,198,092)	$—	$(23,198,092)	$23,198,092	$—	$—

Actual cash amounts required at each counterparty are based on the notional amounts or the number of contracts outstanding and may exceed the cash presented in the collateral tables. The master netting agreements allow the clearing brokers to net any collateral held in or on behalf of the Fund or liabilities or payment obligations of the clearing brokers to the Fund against any liabilities or payment obligations of the Fund to the clearing brokers. The Fund may be required to deposit financial collateral (including cash collateral) at the clearing brokers and counterparties to continually meet the original and maintenance requirements established by the clearing brokers and counter parties. Such requirements are specific to the respective clearing broker or counterparty.

See Notes to Financial Statements

FINANCIAL STATEMENTS | October 31, 2025

Vest US Large Cap 20% Buffer Strategies Fund
Schedule of InvestmentsOctober 31, 2025

					Shares	Value
0.68%	MONEY MARKET FUND
	Federated Treasury Obligations Fund - Institutional Class 3.91%(A)				876,065	$876,065
	(Cost: $876,065)

107.83%	OPTIONS PURCHASED(B)
	Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
105.81%	CALL OPTIONS
	SPDR S&P 500 ETF	862	$58,793,572	$0.02	04/21/2027	$58,021,485
	SPDR S&P 500 ETF	1,082	73,798,892	0.02	05/19/2027	72,829,757
	SPDR S&P 500 ETF	82	5,592,892	0.02	07/21/2027	5,508,076
	TOTAL CALL OPTIONS PURCHASED					136,359,318
	(Cost: $104,044,797)

2.02%	PUT OPTIONS
	SPDR S&P 500 ETF	169	11,526,814	590.49	11/20/2025	6,421
	SPDR S&P 500 ETF	169	11,526,814	586.27	12/18/2025	26,706
	SPDR S&P 500 ETF	169	11,526,814	592.77	01/22/2026	69,038
	SPDR S&P 500 ETF	169	11,526,814	612.93	02/19/2026	129,457
	SPDR S&P 500 ETF	169	11,526,814	567.12	03/19/2026	93,739
	SPDR S&P 500 ETF	169	11,526,814	525.65	04/15/2026	75,206
	SPDR S&P 500 ETF	169	11,526,814	582.85	05/20/2026	173,268
	SPDR S&P 500 ETF	169	11,526,814	597.43	06/17/2026	226,463
	SPDR S&P 500 ETF	169	11,526,814	624.21	07/15/2026	324,483
	SPDR S&P 500 ETF	169	11,526,814	638.10	08/19/2026	402,169
	SPDR S&P 500 ETF	169	11,526,814	659.17	09/16/2026	508,494
	SPDR S&P 500 ETF	169	11,526,814	665.16	10/21/2026	571,479
	TOTAL PUT OPTIONS PURCHASED					2,606,923
	(Cost: $4,872,545)

107.83%	TOTAL OPTIONS PURCHASED					138,966,241
	(Cost: $108,917,342)

108.51%	TOTAL INVESTMENTS					139,842,306
	(Cost: $109,793,407)
(8.51%)	Liabilities in excess of other assets					(10,964,099)
100.00%	NET ASSETS					$128,878,207

(A)Effective 7 day yield as of October 31, 2025.

(B)All or a portion of the options purchased are held as collateral for the options written.

See Notes to Financial Statements

FINANCIAL STATEMENTS | October 31, 2025

Vest US Large Cap 20% Buffer Strategies Fund
Schedule of Options WrittenOctober 31, 2025

(8.54%)	OPTIONS WRITTEN
	Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
(7.90%)	CALL OPTIONS
	SPDR S&P 500 ETF	169	$(11,526,814)	$652.55	11/19/2025	$(560,808)
	SPDR S&P 500 ETF	169	(11,526,814)	648.59	12/17/2025	(720,508)
	SPDR S&P 500 ETF	169	(11,526,814)	652.71	01/21/2026	(746,587)
	SPDR S&P 500 ETF	169	(11,526,814)	674.13	02/18/2026	(554,151)
	SPDR S&P 500 ETF	169	(11,526,814)	626.87	03/19/2026	(1,254,477)
	SPDR S&P 500 ETF	169	(11,526,814)	592.01	04/15/2026	(1,799,608)
	SPDR S&P 500 ETF	169	(11,526,814)	646.58	05/20/2026	(1,111,278)
	SPDR S&P 500 ETF	169	(11,526,814)	663.33	06/17/2026	(958,183)
	SPDR S&P 500 ETF	169	(11,526,814)	688.10	07/15/2026	(714,489)
	SPDR S&P 500 ETF	169	(11,526,814)	700.12	08/19/2026	(672,173)
	SPDR S&P 500 ETF	169	(11,526,814)	722.09	09/16/2026	(556,352)
	SPDR S&P 500 ETF	169	(11,526,814)	732.47	10/21/2026	(527,371)
	TOTAL CALL OPTIONS WRITTEN					(10,175,985)
	(Premiums Received: $4,420,028)

(0.64%)	PUT OPTIONS
	SPDR S&P 500 ETF	169	(11,526,814)	472.39	11/19/2025	(786)
	SPDR S&P 500 ETF	169	(11,526,814)	469.02	12/17/2025	(4,945)
	SPDR S&P 500 ETF	169	(11,526,814)	474.22	01/21/2026	(16,571)
	SPDR S&P 500 ETF	169	(11,526,814)	490.34	02/18/2026	(29,789)
	SPDR S&P 500 ETF	169	(11,526,814)	453.70	03/18/2026	(29,674)
	SPDR S&P 500 ETF	169	(11,526,814)	420.52	04/15/2026	(29,087)
	SPDR S&P 500 ETF	169	(11,526,814)	466.28	05/20/2026	(55,281)
	SPDR S&P 500 ETF	169	(11,526,814)	477.94	06/17/2026	(71,781)
	SPDR S&P 500 ETF	169	(11,526,814)	499.37	07/15/2026	(100,096)
	SPDR S&P 500 ETF	169	(11,526,814)	510.48	08/19/2026	(127,690)
	SPDR S&P 500 ETF	169	(11,526,814)	527.34	09/16/2026	(163,643)
	SPDR S&P 500 ETF	169	(11,526,814)	532.13	10/21/2026	(190,494)
	TOTAL PUT OPTIONS WRITTEN					(819,837)
	(Premiums Received: $2,019,665)

(8.54%)	TOTAL OPTIONS WRITTEN					$(10,995,822)
	(Premiums Received: $6,439,693)

See Notes to Financial Statements

FINANCIAL STATEMENTS | October 31, 2025

Vest US Large Cap 20% Buffer Strategies Fund
Schedule of Options Written - continuedOctober 31, 2025

The table below discloses both gross information and net information about instruments and transactions eligible for offset in the Statements of Assets and Liabilities and instruments and transactions that are subject to an agreement similar to a master netting agreement held at counterparties.

Assets:

	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts Presented in the Statements of Assets and Liabilities	Gross Amounts not offset in the Statements of Assets and Liabilities
				Financial Instruments	Collateral Received	Net Amount
Description
Options Purchased	$138,966,241	$ —	$138,966,241	$(10,995,822)	$ —	$127,970,419

Liabilities:

	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts Presented in the Statements of Assets and Liabilities	Gross Amounts not offset in the Statements of Assets and Liabilities
				Financial Instruments	Collateral Received	Net Amount
Description
Options Written	$(10,995,822)	$ —	$(10,995,822)	$10,995,822	$ —	$ —

Actual cash amounts required at each counterparty are based on the notional amounts or the number of contracts outstanding and may exceed the cash presented in the collateral tables. The master netting agreements allow the clearing brokers to net any collateral held in or on behalf of the Fund or liabilities or payment obligations of the clearing brokers to the Fund against any liabilities or payment obligations of the Fund to the clearing brokers. The Fund may be required to deposit financial collateral (including cash collateral) at the clearing brokers and counterparties to continually meet the original and maintenance requirements established by the clearing brokers and counter parties. Such requirements are specific to the respective clearing broker or counterparty.

See Notes to Financial Statements

FINANCIAL STATEMENTS | October 31, 2025

Vest S&P 500® DIVIDEND ARISTOCRATS TARGET INCOME STRATEGY FUND
Schedule of InvestmentsOctober 31, 2025

		Shares	Value
100.07%	COMMON STOCKS

4.25%	CONSUMER DISCRETIONARY
	Genuine Parts Co.	5,020	$639,096
	Lowe’s Companies, Inc. (A)	2,739	652,238
	McDonald’s Corp. (A)	2,151	641,923
			1,933,257

22.60%	CONSUMER STAPLES
	Archer-Daniels-Midland Co. (A)	10,773	652,090
	Brown-Forman Corp. Class B	23,743	646,522
	Church & Dwight Co.	7,568	663,638
	The Clorox Co.	5,643	634,612
	The Coca-Cola Co. (A)	9,419	648,969
	Colgate-Palmolive Co. (A)	8,351	643,445
	Hormel Foods Corp. (A)	27,616	596,229
	The JM Smucker Co.	6,367	659,303
	Kenvue, Inc. (A)	43,906	630,929
	Kimberly-Clark Corp. (A)	5,548	664,151
	McCormick & Co., Inc.(B)	9,725	623,956
	PepsiCo, Inc. (A)	4,358	636,660
	The Procter & Gamble Co. (A)	4,382	658,921
	Sysco Corp.	8,485	630,266
	Target Corp. (A)	7,094	657,756
	Walmart, Inc. (A)	6,225	629,845
			10,277,292

3.28%	ENERGY
	Chevron Corp. (A)	4,287	676,146
	Exxon Mobil Corp. (A)	7,114	813,557
			1,489,703

12.80%	FINANCIALS
	Aflac, Inc. (A)	6,184	662,863
	Brown & Brown, Inc.	7,477	596,216
	Cincinnati Financial Corp.	4,290	663,191
	Erie Indemnity Co.	2,066	604,594
	FactSet Research Systems, Inc.	2,300	613,640
	Franklin Resources, Inc.	29,523	667,515
	The Progressive Corp.	2,412	667,979
	S&P 500 Global, Inc. (A)	1,390	677,222
	T Rowe Price Group, Inc.	6,490	665,420
			5,818,640

See Notes to Financial Statements

FINANCIAL STATEMENTS | October 31, 2025

Vest S&P 500® DIVIDEND ARISTOCRATS TARGET INCOME STRATEGY FUND
Schedule of Investments - continuedOctober 31, 2025

		Shares	Value
10.28%	HEALTH CARE
	Abbott Laboratories (A)	5,212	$644,307
	Abbvie, Inc. (A)	2,916	635,805
	Becton Dickinson & Co.	3,545	633,527
	Cardinal Health, Inc. (A)	4,181	797,609
	Johnson & Johnson (A)	3,457	652,924
	Medtronic plc (A)	6,954	630,728
	West Pharmaceutical Services, Inc.	2,408	679,225
			4,674,125

22.38%	INDUSTRIALS
	A O Smith Corp.	9,779	645,316
	Automatic Data Processing, Inc. (A)	2,349	611,445
	Caterpillar, Inc. (A)	1,298	749,283
	CH Robinson Worldwide, Inc.	5,245	807,678
	Cintas Corp. (A)	3,446	631,548
	Dover Corp.	3,979	722,029
	Emerson Electric Co. (A)	5,126	715,436
	Expeditors International of Washington, Inc.	5,623	685,444
	Fastenal Co.	15,656	644,244
	General Dynamics Corp. (A)	1,972	680,143
	Grainger WW, Inc.	689	674,531
	Illinois Tool Works, Inc.	2,637	643,217
	Nordson Corp.	2,848	660,594
	Pentair plc	6,100	648,735
	Stanley Black & Decker, Inc.	9,634	652,414
			10,172,057

2.85%	INFORMATION TECHNOLOGY
	International Business Machines Corp. (A)	2,320	713,191
	Roper Technologies, Inc.	1,310	584,456
			1,297,647

11.67%	MATERIALS
	Air Products and Chemicals, Inc.	2,635	639,225
	Albemarle Corp. (A)	7,307	717,767
	Amcor plc	81,933	647,271
	Ecolab, Inc.	2,416	619,462
	Linde plc	1,482	619,921
	Nucor Corp. (A)	4,881	732,394
	PPG Industries, Inc. (A)	6,528	638,112
	The Sherwin-Williams Co.	1,998	689,190
			5,303,342

See Notes to Financial Statements

FINANCIAL STATEMENTS | October 31, 2025

Vest S&P 500® DIVIDEND ARISTOCRATS TARGET INCOME STRATEGY FUND
Schedule of Investments - continuedOctober 31, 2025

		Shares	Value
4.21%	REAL ESTATE
	Essex Property Trust, Inc. REIT	2,524	$635,467
	Federal Realty Investment Trust REIT	6,603	635,143
	Realty Income Corp. REIT	11,066	641,607
			1,912,217

5.75%	UTILITIES
	Atmos Energy Corp.	3,766	646,698
	Consolidated Edison, Inc.	6,542	637,256
	Eversource Energy	9,121	673,221
	NextEra Energy, Inc. (A)	8,051	655,351
			2,612,526

100.07%	TOTAL COMMON STOCKS		45,490,806
	(Cost: $38,920,576)

0.02%	MONEY MARKET FUND
	Federated Treasury Obligations Fund - Institutional Class 3.91%(C)	8,160	8,160
	(Cost: $8,160)

100.09%	TOTAL INVESTMENTS		45,498,966
	(Cost: $38,928,736)
(0.09%)	Liabilities in excess of other assets		(38,656)
100.00%	NET ASSETS		$45,460,310

(A)All or a portion of the securities are held as collateral for options written. On October 31, 2025, the value of the securities held as collateral was $4,510,609.

(B)Non-voting shares.

(C)Effective 7 day yield as of October 31, 2025.

REIT - Real Estate Investment Trust.

See Notes to Financial Statements

FINANCIAL STATEMENTS | October 31, 2025

Vest S&P 500® DIVIDEND ARISTOCRATS TARGET INCOME STRATEGY FUND
Schedule of Options WrittenOctober 31, 2025

(0.17%)	OPTIONS WRITTEN(A)
	Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
(0.17%)	CALL OPTIONS
	Abbott Laboratories	13	$(160,706)	$124.00	11/07/2025	$(1,547)
	Abbvie, Inc.	7	(152,628)	217.50	11/07/2025	(2,240)
	Aflac, Inc.	16	(171,504)	108.00	11/07/2025	(3,040)
	Albemarle Corp.	18	(176,814)	99.00	11/07/2025	(6,894)
	Archer-Daniels-Midland Co.	27	(163,431)	61.00	11/07/2025	(4,185)
	Automatic Data Processing, Inc.	6	(156,180)	262.50	11/07/2025	(822)
	Cardinal Health, Inc.	10	(190,770)	190.00	11/07/2025	(3,100)
	Caterpillar, Inc.	3	(173,178)	580.00	11/07/2025	(3,180)
	Chevron Corp.	11	(173,492)	160.00	11/07/2025	(1,122)
	Cintas Corp.	9	(164,943)	182.50	11/07/2025	(4,725)
	Colgate-Palmolive Co.	21	(161,805)	77.00	11/07/2025	(2,100)
	Emerson Electric Co.	13	(181,441)	140.00	11/07/2025	(4,940)
	Exxon Mobil Corp.	15	(171,540)	115.00	11/07/2025	(1,740)
	General Dynamics Corp.	5	(172,450)	345.00	11/07/2025	(2,000)
	Hormel Foods Corp.	69	(148,971)	21.50	11/07/2025	(2,415)
	International Business Machines Corp.	6	(184,446)	310.00	11/07/2025	(2,310)
	Johnson & Johnson	9	(169,983)	190.00	11/07/2025	(1,152)
	Kenvue, Inc.	110	(158,070)	14.50	11/07/2025	(6,160)
	Kimberly-Clark Corp.	14	(167,594)	120.00	11/07/2025	(1,708)
	Lowe’s Companies, Inc.	7	(166,691)	237.50	11/07/2025	(2,485)
	McDonald’s Corp.	5	(149,215)	300.00	11/07/2025	(2,360)
	Medtronic plc	17	(154,190)	91.00	11/07/2025	(1,428)
	NextEra Energy, Inc.	20	(162,800)	82.00	11/07/2025	(1,940)
	Nucor Corp.	12	(180,060)	152.50	11/07/2025	(2,484)
	PepsiCo, Inc.	11	(160,699)	146.00	11/07/2025	(2,057)
	PPG Industries, Inc.	16	(156,400)	98.00	11/07/2025	(1,600)
	S&P 500 Global, Inc.	3	(146,163)	490.00	11/07/2025	(1,290)
	Target Corp.	18	(166,896)	93.00	11/07/2025	(2,790)
	The Coca-Cola Co.	24	(165,360)	69.00	11/07/2025	(1,440)
	The Procter & Gamble Co.	11	(165,407)	150.00	11/07/2025	(1,925)
	Walmart, Inc.	16	(161,888)	101.00	11/07/2025	(2,144)
	(Premiums Received: $78,755)					(79,323)

(0.17%)	TOTAL OPTIONS WRITTEN					$(79,323)
	(Premiums Received: $78,755)

(A)Non-income producing.

See Notes to Financial Statements

FINANCIAL STATEMENTS | October 31, 2025

Vest S&P 500® DIVIDEND ARISTOCRATS TARGET INCOME STRATEGY FUND
Schedule of Options Written - continuedOctober 31, 2025

The table below discloses both gross information and net information about instruments and transactions eligible for offset in the Statements of Assets and Liabilities and instruments and transactions that are subject to an agreement similar to a master netting agreement held at counterparties.

Liabilities:

	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts Presented in the Statements of Assets and Liabilities	Gross Amounts not offset in the Statements of Assets and Liabilities		Net Amount
				Financial Instruments	Collateral Pledged
Description
Written Options	$(79,323)	$—	$(79,323)	$79,323	$—	$—

Actual cash amounts required at each counterparty are based on the notional amounts or the number of contracts outstanding and may exceed the cash presented in the collateral tables. The master netting agreements allow the clearing brokers to net any collateral held in or on behalf of the Fund or liabilities or payment obligations of the clearing brokers to the Fund against any liabilities or payment obligations of the Fund to the clearing brokers. The Fund may be required to deposit financial collateral (including cash collateral) at the clearing brokers and counterparties to continually meet the original and maintenance requirements established by the clearing brokers and counter parties. Such requirements are specific to the respective clearing broker or counterparty.

See Notes to Financial Statements

FINANCIAL STATEMENTS | October 31, 2025

Vest BitCoin Strategy Managed Volatility Fund
Consolidated Schedule of InvestmentsOctober 31, 2025

		Shares	Value
81.59%	MONEY MARKET FUND
	Federated Treasury Obligations Fund - Institutional Class 3.91%(A)	16,211,331	$16,211,331
	(Cost: $16,211,331)

81.59%	TOTAL INVESTMENTS		16,211,331
	(Cost: $16,211,331)
18.41%	Other assets, net of liabilities		3,656,957
100.00%	NET ASSETS		$19,868,288

(A)Effective 7 day yield as of October 31, 2025.

CONSOLIDATED SCHEDULE OF FUTURES CONTRACTS

	Number of Contracts	Descriptions	Expiration Date	Notional Value	Value at October 31, 2025	Unrealized Appreciation (Depreciation)

(3.08%)	23	CME Bitcoin Future(B)	11/30/25	$13,298,688	$12,686,800	$(611,888)

(3.08%)	TOTAL FUTURES CONTRACTS			$13,298,688	$12,686,800	$(611,888)

(B)All or a portion of this investment is a holding of the Vest Cayman Subsidiary I.

[This page intentionally left blank]

See Notes to Financial Statements

FINANCIAL STATEMENTS | October 31, 2025

THE VEST FAMILY OF FUNDS
October 31, 2025

See Notes to Financial Statements

FINANCIAL STATEMENTS | October 31, 2025

THE VEST FAMILY OF FUNDS
Statements of Assets and Liabilities

	Vest US Large Cap 10% Buffer Strategies Fund	Vest US Large Cap 20% Buffer Strategies Fund	Vest S&P 500® Dividend Aristocrats Target Income Fund	Vest Bitcoin Strategy Managed Volatility Fund (Consolidated)
ASSETS
Investments at value(1) (Note 1)	$424,592,234	$139,842,306	$45,498,966	$16,211,331
Cash deposits with brokers (Note 1)	361	150	4,151	4,251,773
Receivable for securities sold	6,557,088	—	2,874,684	—
Receivable for capital stock sold	100,985	39,949	74	25,393
Dividends and interest receivable	1,946	4,367	58,937	45,092
Due from advisor	—	14,197	18,344	—
Prepaid expenses	59,838	46,217	25,462	32,447
TOTAL ASSETS	431,312,452	139,947,186	48,480,618	20,566,036

LIABILITIES
Due to custodian	6,105,819	—	—	—
Unrealized depreciation of open futures contracts	—	—	—	611,888
Options written at value(2) (Note 1)	23,198,092	10,995,822	79,323	—
Payable for securities purchased	365,864	—	2,765,627	—
Payable for capital stock redeemed	163,871	31,707	30,848	30,350
Accrued advisory fees	138,744	—	—	26,136
Accrued 12b-1 fees	160	4,368	127,480	2,916
Accrued administration, fund accounting, and transfer agent fees	39,376	16,121	6,747	2,745
Other accrued expenses	13,423	20,961	10,283	23,713
TOTAL LIABILITIES	30,025,349	11,068,979	3,020,308	697,748
NET ASSETS	$401,287,103	$128,878,207	$45,460,310	$19,868,288

Net Assets Consist of:
Paid-in-capital	$323,708,660	$105,727,554	$43,726,440	$18,142,011
Distributable earnings (accumulated deficit)	77,578,443	23,150,653	1,733,870	1,726,277
Net Assets	$401,287,103	$128,878,207	$45,460,310	$19,868,288

See Notes to Financial Statements

FINANCIAL STATEMENTS | October 31, 2025

THE VEST FAMILY OF FUNDS
October 31, 2025

See Notes to Financial Statements

FINANCIAL STATEMENTS | October 31, 2025

THE VEST FAMILY OF FUNDS
Statements of Assets and Liabilities - continued

	Vest US Large Cap 10% Buffer Strategies Fund	Vest US Large Cap 20% Buffer Strategies Fund	Vest S&P 500® Dividend Aristocrats Target Income Fund	Vest Bitcoin Strategy Managed Volatility Fund (Consolidated)
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE

Net Assets
Institutional Class	$262,829,062	77,005,812	$14,107,958	$5,756,775
Investor Class	14,603,710	13,943,882	3,933,170	12,198,372
Class A	5,473,178	991,216	1,373,140	—
Class C	4,518,904	3,330,538	1,989,700	—
Class Y	113,862,249	33,606,759	24,056,342	1,913,141
Total	$401,287,103	$128,878,207	$45,460,310	$19,868,288

Shares Outstanding
Institutional Class	11,968,305	9,254,316	1,254,243	203,700
Investor Class	676,991	1,734,031	348,348	418,548
Class A	253,411	127,557	122,225	—
Class C	221,152	457,546	177,901	—
Class Y	5,111,498	3,934,840	2,129,430	66,631
Total	18,231,357	15,508,290	4,032,147	688,879

Net Asset Value and Redemption Price Per Share
Institutional Class	$21.96	$8.32	$11.25	$28.26
Investor Class(3)	21.57	8.04	11.29	29.14
Class A(3)	21.60	7.77	11.23	—
Class C(3)	20.43	7.28	11.18	—
Class Y	22.28	8.54	11.30	28.71

Maximum Offering Price Per Share(4)
Class A	$22.92	$8.24	$11.92	$—

(1)Identified cost of:	$333,132,534	$109,793,407	$38,928,736	$16,211,331
(2)Premiums received of:	$16,552,371	$6,439,693	$78,755	$—

(3)May be subject to a 2% redemption fee if redeemed with in 30 days of purchase.

(4)Maximum offering price per share includes sales charge of 5.75%.

See Notes to Financial Statements

FINANCIAL STATEMENTS | October 31, 2025

See Notes to Financial Statements

FINANCIAL STATEMENTS | October 31, 2025

THE VEST FAMILY OF FUNDS
Statements of Operations

	Vest US Large Cap 10% Buffer Strategies Fund	Vest US Large Cap 20% Buffer Strategies Fund	Vest S&P 500® Dividend Aristocrats Target Income Fund	Vest Bitcoin Strategy Managed Volatility Fund (Consolidated)
INVESTMENT INCOME
Dividends	$849,296	$161,641	$1,319,172	$494,726
Total investment income	849,296	161,641	1,319,172	494,726

EXPENSES
Investment management fees (Note 2)	2,873,725	942,565	403,277	168,361
12b-1 fees (Note 2)
Investor Class	57,991	33,093	11,191	27,458
Class A	12,852	2,163	5,233	—
Class C	53,549	33,259	20,971	—
Recordkeeping and administrative services (Note 2)	317,438	99,368	43,608	12,913
Accounting fees (Note 2)	189,643	57,718	17,474	17,502
Custody fees	8,631	10,580	48,844	11,624
Transfer agent fees (Note 2)	28,261	26,397	8,280	9,555
Audit and tax fees	75,428	15,074	9,911	8,335
Legal fees	76,920	30,051	14,141	14,031
Filing and registration fees	110,500	68,139	66,467	33,044
Trustee fees	57,671	18,382	8,572	2,026
Compliance fees	40,039	12,690	5,494	1,457
Shareholder reports	77,739	39,879	25,884	14,645
Shareholder servicing
Institutional Class	242,004	81,410	18,468	9,601
Investor Class	31,991	19,856	6,670	27,458
Class A	7,711	2,062	5,536	—
Class C	8,033	4,988	750	—
Insurance	4,235	2,650	2,396	2,164
Interest expense	690	—	1,909	—
Proxy expenses	35,273	11,446	3,705	275
Other	6,599	4,946	46,999	747
Total expenses	4,316,923	1,516,716	775,780	361,196
Investment management fee waivers and reimbursed expenses (Note 2)	(639,359)	(344,440)	(294,094)	(169,121)
Net expenses	3,677,564	1,172,276	481,686	192,075

Net investment income (loss)	(2,828,268)	(1,010,635)	837,486	302,651

THE VEST FAMILY OF FUNDS
Year Ended October 31, 2025

See Notes to Financial Statements

FINANCIAL STATEMENTS | October 31, 2025

See Notes to Financial Statements

FINANCIAL STATEMENTS | October 31, 2025

THE VEST FAMILY OF FUNDS
Statements of Operations - continued

THE VEST FAMILY OF FUNDS
Year Ended October 31, 2025

	Vest US Large Cap 10% Buffer Strategies Fund	Vest US Large Cap 20% Buffer Strategies Fund	Vest S&P 500® Dividend Aristocrats Target Income Fund	Vest Bitcoin Strategy Managed Volatility Fund (Consolidated)
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments	76,754,207 (1)	8,506,780 (1)	4,287,822	—
Net realized gain (loss) on options purchased	(25,773,247)	(6,165,378)	—	—
Net realized gain (loss) on futures contracts	—	—	—	3,506,273
Net realized gain (loss) on options written	2,547,207	(2,217,925)	2,332,217	—
Net realized gain (loss) on investments, options purchased and written, and futures contracts	53,528,167	123,477	6,620,039	3,506,273

Net change in unrealized appreciation (depreciation) of investments	—	—	(7,659,139)	—
Net change in unrealized appreciation (depreciation) on options purchased	2,379,590	11,901,038	—	—
Net change in unrealized appreciation (depreciation) on futures contracts	—	—	—	(781,766)
Net change in unrealized appreciation (depreciation) on options written	(4,143,692)	(2,162,445)	(48,217)	—
Net change in unrealized appreciation (depreciation) on investments, options purchased and written, and futures contracts	(1,764,102)	9,738,593	(7,707,356)	(781,766)

Net realized and unrealized gain (loss)	51,764,065	9,862,070	(1,087,317)	2,724,507

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$48,935,797	$8,851,435	$(249,831)	$3,027,158

(1)Includes realized gains (losses) as a result of in-kind transactions (Note 3)

See Notes to Financial Statements

FINANCIAL STATEMENTS | October 31, 2025

See Notes to Financial Statements

FINANCIAL STATEMENTS | October 31, 2025

THE VEST FAMILY OF FUNDS
Statements of Changes in Net Assets

Vest US Large Cap 10% Buffer Strategies Fund	Vest US Large Cap 20% Buffer Strategies Fund	Vest S&P 500® Dividend Aristocrats Target Income Fund	Vest Bitcoin Strategy Managed Volatility Fund (Consolidated)
Years Ended October 31,	Years Ended October 31,	Years Ended October 31,	Years Ended October 31,
2025	2024	2025	2024	2025	2024	2025	2024
INCREASE (DECREASE) IN NET ASSETS FROM

OPERATIONS
Net investment income (loss)	$(2,828,268)	$(3,567,345)	$(1,010,635)	$(649,914)	$837,486	$957,179	$302,651	$115,353
Net realized gain (loss) on investments, options purchased and written and futures contracts^	53,528,167	21,912,565	123,477	(1,633,339)	6,620,039	7,186,817	3,506,273	1,871,978
Net change in unrealized appreciation (depreciation) of investments,	(1,764,102)	74,995,809	9,738,593	12,451,266	(7,707,356)	3,945,314	(781,766)	46,546
Increase (decrease) in net assets from operations	48,935,797	93,341,029	8,851,435	10,168,013	(249,831)	12,089,310	3,027,158	2,033,877

DISTRIBUTIONS TO SHAREHOLDERS
Distributions
Institutional Class	—	—	—	—	(1,833,937)	(2,968,650)	(276,342)	(42,275)
Investor Class	—	—	—	—	(484,450)	(392,605)	(861,149)	(167,717)
Class A	—	—	—	—	(226,528)	(383,181)	—	—
Class C	—	—	—	—	(210,955)	(246,847)	—	—
Class R	—	—	—	—	(1)	—	(735)	—
Class Y	—	—	—	—	(3,372,961)	(3,534,301)	(153,418)	(58,209)
Decrease in net assets from distributions	—	—	—	—	(6,128,832)	(7,525,584)	(1,291,644)	(268,201)

CAPITAL STOCK TRANSACTIONS (NOTE 5)
Shares sold
Institutional Class	74,757,690	77,808,220	44,547,073	84,513,988	2,845,416	3,611,372	12,910,572	3,488,012
Investor Class	1,642,921	2,246,979	1,469,128	5,507,093	2,109,372	2,306,029	18,955,282	6,378,385
Class A	274,934	490,868	360,063	563,345	5,408	268,293	—	—
Class C	712,516	755,149	634,737	767,333	—	(G)	171,281	—	—
Class R	8,044	19,393	—	7	—	12	336,533	341,981
Class Y	146,230,161	156,751,174	17,025,972	44,708,412	4,390,400	2,183,581	918,395	77,742
Distributions reinvested
Institutional Class	—	—	—	—	1,752,123	2,861,763	261,916	32,013
Investor Class	—	—	—	—	460,870	374,329	850,181	154,190
Class A	—	—	—	—	226,528	383,181	—	—
Class C	—	—	—	—	171,268	197,935	—	—
Class R	—	—	—	—	1	—	735	—
Class Y	—	—	—	—	3,372,961	3,534,301	153,419	58,209
Shares redeemed
Institutional Class(A)	(70,519,349)	(97,770,430)	(29,351,755)	(70,765,869)	(8,415,642)	(16,568,832)	(10,072,872)	(2,045,463)
Investor Class(B)	(12,021,945)	(2,836,312)	(1,167,600)	(1,011,013)	(2,919,792)	(953,370)	(12,727,058)	(4,152,853)
Class A(C)	(378,205)	(442,449)	(251,615)	(96,235)	(1,324,139)	(1,593,394)	—	—
Class C(D)	(2,719,467)	(1,470,799)	(534,863)	(213,624)	(245,587)	(304,284)	—	—

THE VEST FAMILY OF FUNDS

See Notes to Financial Statements

FINANCIAL STATEMENTS | October 31, 2025

See Notes to Financial Statements

FINANCIAL STATEMENTS | October 31, 2025

THE VEST FAMILY OF FUNDS
Statements of Changes in Net Assets - continued

	Vest US Large Cap 10% Buffer Strategies Fund		Vest US Large Cap 20% Buffer Strategies Fund		Vest S&P 500® Dividend Aristocrats Target Income Fund		Vest Bitcoin Strategy Managed Volatility Fund (Consolidated)
	Years Ended October 31,		Years Ended October 31,		Years Ended October 31,		Years Ended October 31,
	2025	2024	2025	2024	2025	2024	2025	2024
Class R(E)	(30,713)	(428)	(9)	—	(13)	—	(810,994)	130
Class Y(F)	(209,840,450)	(196,500,796)	(30,293,792)	(1,131,379)	(12,916,688)	(800,253)	(233,587)	2,863
Increase (decrease) in net assets from capital stock transactions	(71,883,863)	(60,949,431)	2,437,339	62,842,058	(10,487,514)	(4,328,056)	10,542,522	4,335,209

NET ASSETS
Increase (decrease) during year	(22,948,066)	32,391,598	11,288,774	73,010,071	(16,866,177)	235,670	12,278,036	6,100,885
Beginning of year	424,235,169	391,843,571	117,589,433	44,579,362	62,326,487	62,090,817	7,590,252	1,489,367
End of year	$401,287,103	$424,235,169	$128,878,207	$117,589,433	$45,460,310	$62,326,487	$19,868,288	$7,590,252

(A)Includes redemption fees of:	$—	$—	$—	$—	$7,108	$—	$9,641	$5,509
(B)Includes redemption fees of:	$455	$315	$341	$51	$1,958	$227	$27,590	$12,107
(C)Includes redemption fees of:	$—	$—	$—	$—	$916	$584	$—	$—
(D)Includes redemption fees of:	$—	$21	$—	$150	$917	$—	$—	$—
(E)Includes redemption fees of:	$—	$—	$—	$—	$—	$—	$831	$130
(F)Includes redemption fees of:	$—	$—	$—	$—	$12,623	$—	$4,601	$2,940

(G)Less than $0.50.

^ Includes realized gains (losses) as a result of in-kind redemptions (Note 3)

THE VEST FAMILY OF FUNDS

See Notes to Financial Statements

FINANCIAL STATEMENTS | October 31, 2025

VEST US LARGE CAP 10% BUFFER STRATEGIES FUND
Financial HighlightsSelected Per Share Data Throughout Each Year

	Institutional Class
	Years Ended October 31,
	2025		2024		2023		2022	2021
Net asset value, beginning of year	$19.57		$15.72		$14.58		$15.92	$13.31
Investment activities
Net investment income (loss)(1)	(0.15)		(0.16)		(0.14)		(0.12)	(0.14)
Net realized and unrealized gain (loss) on investments	2.54		4.01		1.28		(1.22)	2.75
Total from investment activities	2.39		3.85		1.14		(1.34)	2.61
Distributions
Return of capital	—		—		—		—	— (2)
Total distributions	—		—		—		—	—
Paid-in capital from redemption fees	—		—		—		—	— (2)
Net asset value, end of year	$21.96		$19.57		$15.72		$14.58	$15.92
Total Return	12.21%		24.49%		7.82%		(8.42%)	19.62%
Ratios/Supplemental Data
Ratios to average net assets
Expenses, gross	1.07	%(3)	1.06	%(3)	1.07	%(3)	1.07%	1.05%
Expenses, net of waiver (Note 2)	0.96	%(3)	0.96	%(3)	0.96	%(3)	0.95%	0.95%
Net investment income (loss)	(0.76%)		(0.90%)		(0.90%)		(0.77%)	(0.91%)
Portfolio turnover rate	83.02%		54.65%		29.47%		92.18%	72.58%
Net assets, end of year (000’s)	$262,829		$229,741		$202,254		$208,446	$175,601

(1)Per share amounts calculated using the average number of shares outstanding during the year.

(2)Less than $0.005 per share.

(3)Gross and net expenses reflect the effect of interest expense and proxy expenses, which are excluded from the Fund’s expense limitation agreement. Gross and net expenses excluding interest expense and proxy expenses would have been: 1.06% and 0.95 for the year ended October 31, 2025; 1.05% and 0.95% for the year ended October 31, 2024; and 1.06% and 0.95%, respectively for the year ended October 31, 2023.

See Notes to Financial Statements

FINANCIAL STATEMENTS | October 31, 2025

VEST US LARGE CAP 10% BUFFER STRATEGIES FUND
Financial HighlightsSelected Per Share Data Throughout Each Year

	Investor Class
	Years Ended October 31,
	2025		2024		2023		2022	2021
Net asset value, beginning of year	$19.27		$15.52		$14.43		$15.80	$13.24
Investment activities
Net investment income (loss)(1)	(0.20)		(0.21)		(0.18)		(0.15)	(0.17)
Net realized and unrealized gain (loss) on investments	2.50		3.96		1.27		(1.22)	2.73
Total from investment activities	2.30		3.75		1.09		(1.37)	2.56
Paid-in capital from redemption fees(2)	—		—		—		—	—
Net asset value, end of year	$21.57		$19.27		$15.52		$14.43	$15.80
Total Return(3)	11.94%		24.16%		7.55%		(8.67%)	19.34%
Ratios/Supplemental Data
Ratios to average net assets
Expenses, gross	1.36	%(3)	1.35	%(3)	1.40	%(3)	1.38%	1.37%
Expenses, net of waiver (Note 2)	1.21	%(3)	1.21	%(3)	1.21	%(3)	1.20%	1.20%
Net investment income (loss)	(1.01%)		(1.15%)		(1.15%)		(1.02%)	(1.15%)
Portfolio turnover rate	83.02%		54.65%		29.47%		92.18%	72.58%
Net assets, end of year (000’s)	$14,604		$22,369		$18,466		$19,944	$20,015

(1)Per share amounts calculated using the average number of shares outstanding during the year.

(2)Less than $0.005 per share.

(3)Gross and net expenses reflect the effect of interest expense and proxy expenses, which are excluded from the Fund’s expense limitation agreement. Gross and net expenses excluding interest expense and proxy expenses would have been: 1.35% and 1.20% for the year ended October 31, 2025; 1.34% and 1.20% for the year ended October 31, 2024; and 1.39% and 1.20%, respectively for the year ended October 31, 2023.

See Notes to Financial Statements

FINANCIAL STATEMENTS | October 31, 2025

VEST US LARGE CAP 10% BUFFER STRATEGIES FUND
Financial HighlightsSelected Per Share Data Throughout Each Year

	Class A
	Years Ended October 31,
	2025		2024		2023		2022	2021
Net asset value, beginning of year	$19.29		$15.54		$14.45		$15.82	$13.25
Investment activities
Net investment income (loss)(1)	(0.20)		(0.21)		(0.18)		(0.15)	(0.17)
Net realized and unrealized gain (loss) on investments	2.51		3.96		1.27		(1.22)	2.74
Total from investment activities	2.31		3.75		1.09		(1.37)	2.57
Net asset value, end of year	$21.60		$19.29		$15.54		$14.45	$15.82
Total Return	11.98%		24.13%		7.54%		(8.66%)	19.40%
Ratios/Supplemental Data
Ratios to average net assets
Expenses, gross	1.37	%(2)	1.35	%(2)	1.38	%(2)	1.34%	1.32%
Expenses, net of waiver (Note 2)	1.21	%(2)	1.21	%(2)	1.21	%(2)	1.20%	1.20%
Net investment income (loss)	(1.01%)		(1.15%)		(1.15%)		(1.01%)	(1.15%)
Portfolio turnover rate	83.02%		54.65%		29.47%		92.18%	72.58%
Net assets, end of year (000’s)	$5,473		$4,967		$3,973		$3,261	$3,508

(1)Per share amounts calculated using the average number of shares outstanding during the year.

(2)Gross and net expenses reflect the effect of interest expense and proxy expenses, which are excluded from the Fund’s expense limitation agreement. Gross and net expenses excluding interest expense and proxy expenses would have been: 1.36% and 1.20% for the year ended October 31, 2025; 1.34% and 1.20% for the year ended October 31, 2024; and 1.37% and 1.20% for the year ended October 31, 2023.

See Notes to Financial Statements

FINANCIAL STATEMENTS | October 31, 2025

VEST US LARGE CAP 10% BUFFER STRATEGIES FUND
Financial HighlightsSelected Per Share Data Throughout Each Year

	Class C
	Years Ended October 31,
	2025		2024		2023		2022	2021
Net asset value, beginning of year	$18.39		$14.92		$13.98		$15.42	$13.02
Investment activities
Net investment income (loss)(1)	(0.33)		(0.33)		(0.28)		(0.26)	(0.28)
Net realized and unrealized gain (loss) on investments	2.37		3.80		1.22		(1.18)	2.68
Total from investment activities	2.04		3.47		0.94		(1.44)	2.40
Paid-in capital from redemption fees	—		—	(2)	—		—	—
Net asset value, end of year	$20.43		$18.39		$14.92		$13.98	$15.42
Total Return	11.09%		23.26%		6.72%		(9.34%)	18.43%
Ratios/Supplemental Data
Ratios to average net assets
Expenses, gross	2.12	%(3)	2.11	%(3)	2.13	%(3)	2.10%	2.05%
Expenses, net of waiver (Note 2)	1.96	%(3)	1.96	%(3)	1.96	%(3)	1.95%	1.95%
Net investment income (loss)	(1.74%)		(1.90%)		(1.90%)		(1.78%)	(1.91%)
Portfolio turnover rate	83.02%		54.65%		29.47%		92.18%	72.58%
Net assets, end of year (000’s)	$4,519		$5,985		$5,462		$4,994	$3,897

(1)Per share amounts calculated using the average number of shares outstanding during the year.

(2)Less than $0.005 per share.

(3)Gross and net expenses reflect the effect of interest expense and proxy expenses, which are excluded from the Fund’s expense limitation agreement. Gross and net expenses excluding interest expense and proxy expenses would have been: 2.11% and 1.95% for the year ended October 31, 2025; 2.10% and 1.95% for the year ended October 31, 2024; and 2.12% and 1.95% for the year ended October 31, 2023.

See Notes to Financial Statements

FINANCIAL STATEMENTS | October 31, 2025

VEST US LARGE CAP 10% BUFFER STRATEGIES FUND
Financial HighlightsSelected Per Share Data Throughout Each Year

	Class Y
	Years Ended October 31,
	2025		2024		2023		2022	2021
Net asset value, beginning of year	$19.80		$15.87		$14.68		$16.00	$13.36
Investment activities
Net investment income (loss)(1)	(0.10)		(0.12)		(0.10)		(0.08)	(0.10)
Net realized and unrealized gain (loss) on investments	2.58		4.05		1.29		(1.24)	2.77
Total from investment activities	2.48		3.93		1.19		(1.32)	2.67
Distributions
Return of capital	—		—		—		—	(0.03)
Total distributions	—		—		—		—	(0.03)
Net asset value, end of year	$22.28		$19.80		$15.87		$14.68	$16.00
Total Return	12.53%		24.76%		8.11%		(8.25%)	19.98%
Ratios/Supplemental Data
Ratios to average net assets
Expenses, gross	0.97	%(2)	0.96	%(2)	0.99	%(2)	0.97%	0.96%
Expenses, net of waiver (Note 2)	0.71	%(2)	0.71	%(2)	0.71	%(2)	0.70%	0.70%
Net investment income (loss)	(0.48%)		(0.65%)		(0.68%)		(0.52%)	(0.66%)
Portfolio turnover rate	83.02%		54.65%		29.47%		92.18%	72.58%
Net assets, end of year (000’s)	$113,862		$161,153		$161,689		$127,156	$127,852

(1)Per share amounts calculated using the average number of shares outstanding during the year.

(2)Gross and net expenses reflect the effect of interest expense and proxy expenses, which are excluded from the Fund’s expense limitation agreement. Gross and net expenses excluding interest expense and proxy expenses would have been: 0.96% and 0.70% for the year ended October 31, 2025; 0.95% and 0.70% for the year ended October 31, 2024; and 0.98% and 0.70%, respectively for the year ended October 31, 2023.

See Notes to Financial Statements

FINANCIAL STATEMENTS | October 31, 2025

VEST US LARGE CAP 20% BUFFER STRATEGIES FUND
Financial HighlightsSelected Per Share Data Throughout Each Year

	Institutional Class
	Years Ended October 31,
	2025		2024	2023		2022	2021
Net asset value, beginning of year	$7.66		$6.61	$6.19		$16.24	$12.89
Investment activities
Net investment income (loss)(1)	(0.07)		(0.06)	(0.06)		(0.06)	(0.14)
Net realized and unrealized gain (loss) on investments	0.73		1.11	0.48		(0.60)	3.49
Total from investment activities	0.66		1.05	0.42		(0.66)	3.35
Distributions
Net realized gain	—		—	—		(9.39)	—
Total distributions	—		—	—		(9.39)	—
Net asset value, end of year	$8.32		$7.66	$6.61		$6.19	$16.24
Total Return	8.62%		15.89%	6.79%		(5.41%)	25.99%
Ratios/Supplemental Data
Ratios to average net assets
Expenses, gross	1.19	%(2)	1.17%	1.23	%(2)	1.43%	1.14%
Expenses, net of waiver (Note 2)	0.96	%(2)	0.95%	0.96	%(2)	0.95%	0.95%
Net investment income (loss)	(0.84%)		(0.80%)	(0.85%)		(0.90%)	(0.95%)
Portfolio turnover rate	77.44%		24.41%	159.93%		236.75%	11.15%
Net assets, end of year (000’s)	$77,006		$55,942	$35,161		$23,963	$2,967

(1)Per share amounts calculated using the average number of shares outstanding during the year.

(2)Gross and net expenses reflect the effect of interest expense and proxy expenses, which are excluded from the Fund’s expense limitation agreement. Gross and net expenses excluding interest expense and proxy expenses would have been: 1.18% and 0.95%, respectively for the year ended October 31, 2025; and 1.22% and 0.95%, respectively for the year ended October 31, 2023.

See Notes to Financial Statements

FINANCIAL STATEMENTS | October 31, 2025

VEST US LARGE CAP 20% BUFFER STRATEGIES FUND
Financial HighlightsSelected Per Share Data Throughout Each Year

	Investor Class
	Years Ended October 31,
	2025		2024	2023		2022	2021
Net asset value, beginning of year	$7.42		$6.42	$6.02		$16.06	$12.79
Investment activities
Net investment income (loss)(1)	(0.08)		(0.07)	(0.07)		(0.12)	(0.18)
Net realized and unrealized gain (loss) on investments	0.70		1.07	0.47		(0.53)	3.45
Total from investment activities	0.62		1.00	0.40		(0.65)	3.27
Distributions
Net realized gain	—		—	—		(9.39)	—
Total distributions	—		—	—		(9.39)	—
Paid-in capital from redemption fees(2)	—		—	—		—	—
Net asset value, end of year	$8.04		$7.42	$6.42		$6.02	$16.06
Total Return	8.36%		15.58%	6.64%		(5.55%)	25.57%
Ratios/Supplemental Data
Ratios to average net assets
Expenses, gross	1.47	%(3)	1.48%	1.69	%(3)	1.76%	1.39%
Expenses, net of waiver (Note 2)	1.21	%(3)	1.20%	1.22	%(3)	1.20%	1.20%
Net investment income (loss)	(1.09%)		(1.05%)	(1.10%)		(1.18%)	(1.20%)
Portfolio turnover rate	77.44%		24.41%	159.93%		236.75%	11.15%
Net assets, end of year (000’s)	$13,944		$12,567	$6,843		$3,694	$78,220

(1)Per share amounts calculated using the average number of shares outstanding during the year.

(2)Less than $0.005 per share.

(3)Gross and net expenses reflect the effect of interest expense and proxy expenses, which are excluded from the Fund’s expense limitation agreement. Gross and net expenses excluding interest expense and proxy expenses would have been: 1.46% and 1.20%, respectively for the year ended October 31, 2025; and 1.67% and 1.20%, respectively for the year ended October 31, 2023.

See Notes to Financial Statements

FINANCIAL STATEMENTS | October 31, 2025

VEST US LARGE CAP 20% BUFFER STRATEGIES FUND
Financial HighlightsSelected Per Share Data Throughout Each Year

	Class A
	Years Ended October 31,
	2025		2024		2023		2022	2021
Net asset value, beginning of year	$7.17		$6.20		$5.83		$15.87	$12.74
Investment activities
Net investment income (loss)(1)	(0.08)		(0.07)		(0.07)		(0.09)	(0.18)
Net realized and unrealized gain (loss) on investments	0.68		1.04		0.44		(0.56)	3.31
Total from investment activities	0.60		0.97		0.37		(0.65)	3.13
Distributions
Net realized gain	—		—		—		(9.39)	—
Total distributions	—		—		—		(9.39)	—
Net asset value, end of year	$7.77		$7.17		$6.20		$5.83	$15.87
Total Return	8.37%		15.65%		6.35%		(5.56%)	24.57%
Ratios/Supplemental Data
Ratios to average net assets
Expenses, gross	1.56	%(3)	1.98	%(3)	1.89	%(3)	1.99%	1.24%
Expenses, net of waiver (Note 2)	1.21	%(3)	1.21	%(3)	1.21	%(3)	1.20%	1.20%
Net investment income (loss)	(1.10%)		(1.04%)		(1.10%)		(1.18%)	(1.20%)
Portfolio turnover rate	77.44%		24.41%		159.93%		236.75%	11.15%
Net assets, end of year (000’s)	$991		$797		$271		$158	$200

(1)Per share amounts calculated using the average number of shares outstanding during the year.

(2)Less than $0.005 per share.

(3)Gross and net expenses reflect the effect of interest expense and proxy expenses, which are excluded from the Fund’s expense limitation agreement. Gross and net expenses excluding interest expense and proxy expenses would have been: 1.55% and 1.20%, respectively for the year ended October 31, 2025; 1.97% and 1.20%, respectively for the year ended October 31, 2024; and 1.88% and 1.20%, respectively for the year ended October 31, 2023.

See Notes to Financial Statements

FINANCIAL STATEMENTS | October 31, 2025

VEST US LARGE CAP 20% BUFFER STRATEGIES FUND
Financial HighlightsSelected Per Share Data Throughout Each Year

	Class C
	Years Ended October 31,
	2025		2024	2023		2022	2021
Net asset value, beginning of year	$6.77		$5.90	$5.58		$15.68	$12.58
Investment activities
Net investment income (loss)(1)	(0.13)		(0.12)	(0.11)		(0.10)	(0.29)
Net realized and unrealized gain (loss) on investments	0.64		0.99	0.43		(0.61)	3.39
Total from investment activities	0.51		0.87	0.32		(0.71)	3.10
Distributions
Net realized gain	—		—	—		(9.39)	—
Total distributions	—		—	—		(9.39)	—
Paid-in capital from redemption fees	—		— (2)	—		— (2)	—
Net asset value, end of year	$7.28		$6.77	$5.90		$5.58	$15.68
Total Return	7.53%		14.75%	5.73%		(6.38%)	24.64%
Ratios/Supplemental Data
Ratios to average net assets
Expenses, gross	2.22	%(3)	2.23%	2.36	%(3)	2.36%	2.15%
Expenses, net of waiver (Note 2)	1.96	%(3)	1.95%	1.97	%(3)	1.95%	1.95%
Net investment income (loss)	(1.84%)		(1.80%)	(1.85%)		(1.87%)	(1.95%)
Portfolio turnover rate	77.44%		24.41%	159.93%		236.75%	11.15%
Net assets, end of year (000’s)	$3,331		$2,990	$2,103		$461	$7

(1)Per share amounts calculated using the average number of shares outstanding during the year.

(2)Less than $0.005 per share.

(3)Gross and net expenses reflect the effect of interest expense and proxy expenses, which are excluded from the Fund’s expense limitation agreement. Gross and net expenses excluding interest expense and proxy expenses would have been: 2.21% and 1.95%, respectively for the year ended October 31, 2025; and 2.34% and 1.95%, respectively for the year ended October 31, 2023.

See Notes to Financial Statements

FINANCIAL STATEMENTS | October 31, 2025

VEST US LARGE CAP 20% BUFFER STRATEGIES FUND
Financial HighlightsSelected Per Share Data Throughout Each Year

	Class Y
	Years Ended October 31,
	2025		2024		2023		2022	2021
Net asset value, beginning of year	$7.84		$6.75		$6.31		$16.34	$12.95
Investment activities
Net investment income (loss)(1)	(0.05)		(0.04)		(0.04)		(0.05)	(0.11)
Net realized and unrealized gain (loss) on investments	0.75		1.13		0.48		(0.59)	3.50
Total from investment activities	0.70		1.09		0.44		(0.64)	3.39
Distributions
Net realized gain	—		—		—		(9.39)	—
Total distributions	—		—		—		(9.39)	—
Net asset value, end of year	$8.54		$7.84		$6.75		$6.31	$16.34
Total Return	8.93%		16.15%		6.97%		(5.23%)	26.18%
Ratios/Supplemental Data
Ratios to average net assets
Expenses, gross	1.07	%(2)	1.07	%(2)	1.02	%(2)	1.38%	0.80%
Expenses, net of waiver (Note 2)	0.71	%(2)	0.71	%(2)	0.72	%(2)	0.70%	0.70%
Net investment income (loss)	(0.56%)		(0.52%)		(0.61%)		(0.68%)	(0.70%)
Portfolio turnover rate	77.44%		24.41%		159.93%		236.75%	11.15%
Net assets, end of year (000’s)	$33,607		$45,295		$202		$2	$1

(1)Per share amounts calculated using the average number of shares outstanding during the year.

(2)Gross and net expenses reflect the effect of interest expense and proxy expenses, which are excluded from the Fund’s expense limitation agreement. Gross and net expenses excluding interest expense and proxy expenses would have been: 1.06% and 0.70%, respectively for the year ended October 31, 2025; 1.06% and 0.70%, respectively for the year ended October 31, 2024; and 1.00% and 0.70%, respectively for the year ended October 31, 2023.

See Notes to Financial Statements

FINANCIAL STATEMENTS | October 31, 2025

VEST S&P 500® DIVIDEND ARISTOCRATS TARGET INCOME FUND
Financial HighlightsSelected Per Share Data Throughout Each Year

	Institutional Class
	Years Ended October 31,
	2025		2024		2023		2022	2021
Net asset value, beginning of year	$12.60		$11.78		$12.59		$13.88	$10.88
Investment activities
Net investment income (loss)(1)	0.18		0.18		0.19		0.18	0.20
Net realized and unrealized gain (loss) on investments	(0.20)		2.12		(0.27)		(0.82)	3.44
Total from investment activities	(0.02)		2.30		(0.08)		(0.64)	3.64
Distributions
Net investment income	(0.21)		(0.19)		(0.18)		(0.17)	(0.20)
Net realized gain	(1.12)		(1.29)		(0.55)		(0.48)	(0.44)
Total distributions	(1.33)		(1.48)		(0.73)		(0.65)	(0.64)
Paid-in capital from redemption fees	—		—		—		—	—	(2)
Net asset value, end of year	$11.25		$12.60		$11.78		$12.59	$13.88
Total Return	(0.08%)		20.31%		(1.01%)		(4.77%)	34.02%
Ratios/Supplemental Data
Ratios to average net assets
Expenses, gross	1.43	%(3)	1.30	%(3)	1.25	%(3)	1.24%	1.21	%(3)
Expenses, net of waiver (Note 2)	0.96	%(3)	0.96	%(3)	0.96	%(3)	0.95%	0.96	%(3)
Net investment income (loss)	1.48%		1.44%		1.48%		1.36%	1.49%
Portfolio turnover rate	422.70%		536.68%		233.33%		128.88%	126.11%
Net assets, end of year (000’s)	$14,108		$19,988		$27,976		$38,485	$41,892

(1)Per share amounts calculated using the average number of shares outstanding throughout the year.

(2)Less than $0.005 per share.

(3)Gross and net expenses reflect the effect of interest expense which is excluded from the Fund’s expense limitation agreement. Gross and net expenses excluding interest expense would have been: 1.42% and 0.95% for the year ended October 31, 2025; 1.29% and 0.95% for the year ended October 31, 2024; 1.24% and 0.95% for the year ended October 31, 2023; and 1.20% and 0.95%, respectively for the year ended October 31, 2021.

See Notes to Financial Statements

FINANCIAL STATEMENTS | October 31, 2025

VEST S&P 500® DIVIDEND ARISTOCRATS TARGET INCOME FUND
Financial HighlightsSelected Per Share Data Throughout Each Year

	Investor Class
	Years Ended October 31,
	2025		2024		2023		2022	2021
Net asset value, beginning of year	$12.57		$11.74		$12.57		$13.86	$10.86
Investment activities
Net investment income (loss)(1)	0.15		0.14		0.16		0.15	0.16
Net realized and unrealized gain (loss) on investments	(0.16)		2.12		(0.28)		(0.82)	3.45
Total from investment activities	(0.01)		2.26		(0.12)		(0.67)	3.61
Distributions
Net investment income	(0.18)		(0.14)		(0.16)		(0.14)	(0.17)
Net realized gain	(1.12)		(1.29)		(0.55)		(0.48)	(0.44)
Total distributions	(1.30)		(1.43)		(0.71)		(0.62)	(0.61)
Paid-in capital from redemption fees	0.03		—	(2)	—	(2)	— (2)	—	(2)
Net asset value, end of year	$11.29		$12.57		$11.74		$12.57	$13.86
Total Return	0.22%		20.05%		(1.33%)		(5.00%)	33.74%
Ratios/Supplemental Data
Ratios to average net assets
Expenses, gross	1.71	%(3)	1.64	%(3)	1.64	%(3)	1.64%	1.60	%(3)
Expenses, net of waiver (Note 2)	1.21	%(3)	1.21	%(3)	1.21	%(3)	1.20%	1.21	%(3)
Net investment income (loss)	1.23%		1.14%		1.23%		1.11%	1.23%
Portfolio turnover rate	422.70%		536.68%		233.33%		128.88%	126.11%
Net assets, end of year (000’s)	$3,933		$4,761		$2,860		$5,181	$5,519

(1)Per share amounts calculated using the average number of shares outstanding throughout the year.

(2) Less than $0.005 per share.

(3)Gross and net expenses reflect the effect of interest expense which is excluded from the Fund’s expense limitation agreement. Gross and net expenses excluding interest expense would have been: 1.70% and 1.20% for the year ended October 31, 2025; 1.63% and 1.20%, respectively for the year ended October 31, 2024; 1.63% and 1.20%, respectively for the year ended October 31, 2023; and 1.59% and 1.20%, respectively for the year ended October 31, 2021.

See Notes to Financial Statements

FINANCIAL STATEMENTS | October 31, 2025

VEST S&P 500® DIVIDEND ARISTOCRATS TARGET INCOME FUND
Financial HighlightsSelected Per Share Data Throughout Each Year

	Class A
	Years Ended October 31,
	2025		2024		2023		2022	2021
Net asset value, beginning of year	$12.59		$11.77		$12.58		$13.87	$10.88
Investment activities
Net investment income (loss)(1)	0.15		0.15		0.16		0.15	0.16
Net realized and unrealized gain (loss) on investments	(0.21)		2.11		(0.28)		(0.82)	3.44
Total from investment activities	(0.06)		2.26		(0.12)		(0.67)	3.60
Distributions
Net investment income	(0.18)		(0.15)		(0.14)		(0.14)	(0.17)
Net realized gain	(1.12)		(1.29)		(0.55)		(0.48)	(0.44)
Total distributions	(1.30)		(1.44)		(0.69)		(0.62)	(0.61)
Paid-in capital from redemption fees	—		—	(2)	—		—	—
Net asset value, end of year	$11.23		$12.59		$11.77		$12.58	$13.87
Total Return	(0.43%)		20.00%		(1.26%)		(4.99%)	33.60%
Ratios/Supplemental Data
Ratios to average net assets
Expenses, gross	1.83	%(3)	1.54	%(3)	1.48	%(3)	1.47%	1.42	%(3)
Expenses, net of waiver (Note 2)	1.21	%(3)	1.21	%(3)	1.21	%(3)	1.20%	1.21	%(3)
Net investment income (loss)	1.22%		1.19%		1.22%		1.11%	1.26%
Portfolio turnover rate	422.70%		536.68%		233.33%		128.88%	126.11%
Net assets, end of year (000’s)	$1,373		$2,699		$3,387		$3,783	$4,352

(1)Per share amounts calculated using the average number of shares outstanding throughout the year.

(2) Less than $0.005 per share.

(3)Gross and net expenses reflect the effect of interest expense which is excluded from the Fund’s expense limitation agreement. Gross and net expenses excluding interest expense would have been: 1.82% and 1.20% for the year ended October 31, 2025; 1.53% and 1.20% for the year ended October 31, 2024; 1.47% and 1.20% for the year ended October 31, 2023; and 1.41% and 1.20%, respectively for the year ended October 31, 2021.

See Notes to Financial Statements

FINANCIAL STATEMENTS | October 31, 2025

VEST S&P 500® DIVIDEND ARISTOCRATS TARGET INCOME FUND
Financial HighlightsSelected Per Share Data Throughout Each Year

	Class C
	Years Ended October 31,
	2025		2024		2023		2022	2021
Net asset value, beginning of year	$12.52		$11.70		$12.52		$13.82	$10.83
Investment activities
Net investment income (loss)(1)	0.06		0.05		0.06		0.05	0.07
Net realized and unrealized gain (loss) on investments	(0.21)		2.11		(0.27)		(0.82)	3.43
Total from investment activities	(0.15)		2.16		(0.21)		(0.77)	3.50
Distributions
Net investment income	(0.07)		(0.05)		(0.06)		(0.05)	(0.07)
Net realized gain	(1.12)		(1.29)		(0.55)		(0.48)	(0.44)
Total distributions	(1.19)		(1.34)		(0.61)		(0.53)	(0.51)
Net asset value, end of year	$11.18		$12.52		$11.70		$12.52	$13.82
Total Return	(1.18%)		19.15%		(2.00%)		(5.74%)	32.75%
Ratios/Supplemental Data
Ratios to average net assets
Expenses, gross	2.35	%(2)	2.22	%(2)	2.16	%(2)	2.15%	2.11	%(2)
Expenses, net of waiver (Note 2)	1.96	%(2)	1.96	%(2)	1.96	%(2)	1.95%	1.96	%(2)
Net investment income (loss)	0.48%		0.42%		0.47%		0.36%	0.51%
Portfolio turnover rate	422.70%		536.68%		233.33%		128.88%	126.11%
Net assets, end of year (000’s)	$1,990		$2,304		$2,092		$2,487	$2,725

(1)Per share amounts calculated using the average number of shares outstanding throughout the year.

(2)Gross and net expenses reflect the effect of interest expense which is excluded from the Fund’s expense limitation agreement. Gross and net expenses excluding interest expense would have been: 2.34% and 1.95% for the year ended October 31, 2025; 2.21% and 1.95%, respectively for the year ended October 31, 2024;2.15% and 1.95%, respectively for the year ended October 31, 2023; and 2.10% and 1.95%, respectively for the year ended October 31, 2021.

See Notes to Financial Statements

FINANCIAL STATEMENTS | October 31, 2025

VEST S&P 500® DIVIDEND ARISTOCRATS TARGET INCOME FUND
Financial HighlightsSelected Per Share Data Throughout Each Year

	Class Y
	Years Ended October 31,
	2025		2024		2023		2022	2021
Net asset value, beginning of year	$12.66		$11.82		$12.63		$13.91	$10.91
Investment activities
Net investment income (loss)(1)	0.21		0.21		0.22		0.21	0.23
Net realized and unrealized gain (loss) on investments	(0.21)		2.13		(0.28)		(0.81)	3.44
Total from investment activities	0.00		2.34		(0.06)		(0.60)	3.67
Distributions
Net investment income	(0.24)		(0.21)		(0.20)		(0.20)	(0.23)
Net realized gain	(1.12)		(1.29)		(0.55)		(0.48)	(0.44)
Total distributions	(1.36)		(1.50)		(0.75)		(0.68)	(0.67)
Net asset value, end of year	$11.30		$12.66		$11.82		$12.63	$13.91
Total Return	0.10%		20.64%		(0.78%)		(4.46%)	34.24%
Ratios/Supplemental Data
Ratios to average net assets(3)
Expenses, gross	1.31	%(2)	1.21	%(2)	1.15	%(2)	1.14%	1.11	%(2)
Expenses, net of waiver (Note 2)	0.71	%(2)	0.71	%(2)	0.71	%(2)	0.70%	0.71	%(2)
Net investment income (loss)	1.75%		1.66%		1.70%		1.61%	1.73%
Portfolio turnover rate	422.70%		536.68%		233.33%		128.88%	126.11%
Net assets, end of year (000’s)	$24,056		$32,573		$25,777		$18,330	$19,917

(1)Per share amounts calculated using the average number of shares outstanding throughout the year.

(2)Gross and net expenses reflect the effect of interest expense which is excluded from the Fund’s expense limitation agreement. Gross and net expenses excluding interest expense would have been: 1.30% and 0.70% for the year ended October 31, 2025; 1.20% and 0.70% for the year ended October 31, 2024; 1.14% and 0.70% for the year ended October 31, 2023; and 1.10% and 0.70%, respectively for the year ended October 31, 2021.

See Notes to Financial Statements

FINANCIAL STATEMENTS | October 31, 2025

VEST BITCOIN STRATEGY MANAGED VOLATILITY FUND
Financial Highlights (Consolidated)Selected Per Share Data Throughout Each Period

	Institutional Class
	Years Ended October 31,
	2025	2024	2023	2022		Period Ended October 31, 2021*
Net asset value, beginning of period	$22.83	$13.96	$10.00	$24.58		$20.00
Investment activities
Net investment income (loss)(1)	0.53	0.52	0.21	(0.07)		(0.07)
Net realized and unrealized gain (loss) on investments	7.41	10.24	3.67	(11.87)		4.65
Total from investment activities	7.94	10.76	3.88	(11.94)		4.58
Distributions
Net investment income	(2.57)	(1.98)	—	(2.64)		—
Total distributions	(2.57)	(1.98)	—	(2.64)		—
Paid-in capital from redemption fees	0.06	0.09	0.08	—		—
Net asset value, end of period	$28.26	$22.83	$13.96	$10.00		$24.58
Total Return(2)	35.95%	85.73%	39.60%	(53.08%)		22.90%
Ratios/Supplemental Data
Ratios to average net assets(3)
Expenses, gross	2.01%	2.96%	10.19%	9.61	%(4)	22.98	%(4)
Expenses, net of waiver (Note 2)	0.99%	0.99%	0.99%	1.07	%(4)	1.65	%(4)
Net investment income (loss)	1.93%	2.61%	1.18%	(0.52%)		(1.60%)
Portfolio turnover rate(2)	324.56%	456.06%	413.89%	231.67%		0.00%
Net assets, end of period (000’s)	$5,757	$2,251	$326	$300		$292

(1)Per share amounts calculated using the average number of shares outstanding throughout the period.

(2)Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.

(3)Ratios to average net assets have been annualized for periods less than one year.

(4)Gross and net expenses reflect the effect of interest expense which is excluded from the Fund’s expense limitation agreement. Gross and net expenses excluding interest and subsidiary expenses would have been: 9.59% and 1.05%, respectively for the year ended October 31, 2022; and 22.78% and 1.45%, respectively for the period ended October 31, 2021.

*The Fund commenced operations on August 13, 2021.

See Notes to Financial Statements

FINANCIAL STATEMENTS | October 31, 2025

VEST BITCOIN STRATEGY MANAGED VOLATILITY FUND
Financial Highlights (Consolidated)Selected Per Share Data Throughout Each Period

	Investor Class
	Years Ended October 31,
	2025	2024	2023	2022		Period Ended October 31, 2021*
Net asset value, beginning of period	$23.43	$14.11	$10.11	$24.55		$20.00
Investment activities
Net investment income (loss)(1)	0.48	0.47	0.20	(0.10)		(0.09)
Net realized and unrealized gain (loss) on investments	7.61	10.59	3.68	(11.90)		4.64
Total from investment activities	8.09	11.06	3.88	(12.00)		4.55
Distributions
Net investment income	(2.44)	(1.83)	—	(2.56)		—
Total distributions	(2.44)	(1.83)	—	(2.56)		—
Paid-in capital from redemption fees	0.06	0.09	0.12	0.12		—
Net asset value, end of period	$29.14	$23.43	$14.11	$10.11		$24.55
Total Return(2)	35.61%	86.33%	39.56%	(52.75%)		22.75%
Ratios/Supplemental Data
Ratios to average net assets(3)
Expenses, gross	2.26%	3.44%	9.16%	9.70	%(4)	19.75	%(4)
Expenses, net of waiver (Note 2)	1.24%	1.24%	1.24%	1.30	%(4)	1.90	%(4)
Net investment income (loss)	1.70%	2.34%	1.72%	(0.75%)		(1.86%)
Portfolio turnover rate	324.56%	456.06%	413.89%	231.67%		0.00%
Net assets, end of period (000’s)	$12,198	$4,081	$740	$256		$57

(1)Per share amounts calculated using the average number of shares outstanding throughout the period.

(2)Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.

(3)Ratios to average net assets have been annualized for periods less than one year.

(4)Gross and net expenses reflect the effect of interest expense which is excluded from the Fund’s expense limitation agreement. Gross and net expenses excluding interest and subsidiary expenses would have been: 9.68% and 1.28%, respectively for the year ended October 31, 2022 and 19.55%; and 1.70%, respectively for the period ended October 31, 2021.

*The Fund commenced operations on August 13, 2021.

See Notes to Financial Statements

FINANCIAL STATEMENTS | October 31, 2025

VEST BITCOIN STRATEGY MANAGED VOLATILITY FUND
Financial Highlights (Consolidated)Selected Per Share Data Throughout Each Period

	Class Y
	Years Ended October 31,
	2025	2024	2023	2022		Period Ended October 31, 2021*
Net asset value, beginning of period	$23.13	$13.95	$9.98	$24.56		$20.00
Investment activities
Net investment income (loss)(1)	0.57	0.52	0.21	(0.07)		(0.06)
Net realized and unrealized gain (loss) on investments	7.52	10.48	3.68	(11.83)		4.62
Total from investment activities	8.09	11.00	3.89	(11.90)		4.56
Distributions
Net investment income	(2.57)	(1.91)	—	(2.68)		—
Total distributions	(2.57)	(1.91)	—	(2.68)		—
Paid-in capital from redemption fees	0.06	0.09	0.08	—		—
Net asset value, end of period	$28.71	$23.13	$13.95	$9.98		$24.56
Total Return(2)	36.13%	87.26%	39.78%	(53.03%)		22.80%
Ratios/Supplemental Data
Ratios to average net assets(3)
Expenses, gross	1.77%	3.12%	10.51%	9.85	%(4)	21.74	%(4)
Expenses, net of waiver (Note 2)	0.89%	0.89%	0.89%	0.96	%(4)	1.45	%(4)
Net investment income (loss)	2.05%	2.67%	1.91%	(0.48%)		(1.40%)
Portfolio turnover rate(2)	324.56%	456.06%	413.89%	231.67%		0.00%
Net assets, end of period (000’s)	$1,913	$882	$424	$232		$491

(1)Per share amounts calculated using the average number of shares outstanding throughout the period.

(2)Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.

(3)Ratios to average net assets have been annualized for periods less than one year.

(4)Gross and net expenses reflect the effect of interest expense which is excluded from the Fund’s expense limitation agreement. Gross and net expenses excluding interest and subsidiary expenses would have been: 9.83% and 0.94%, respectively for the year ended October 31, 2022; and 21.54% and 1.25%, respectively for the period ended October 31, 2021.

*The Fund commenced operations on August 13, 2021.

FINANCIAL STATEMENTS | October 31, 2025

THE VEST FAMILY OF FUNDS
Notes to Financial StatementsOctober 31, 2025

NOTE 1 – ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Vest US Large Cap 10% Buffer Strategies Fund (“10% Buffer”), the Vest US Large Cap 20% Buffer Strategies Fund (“20% Buffer”), and the Vest Bitcoin Strategy Managed Volatility Fund (“Bitcoin”) are each non-diversified series of the World Funds Trust (“WFT” or “Trust”) which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management company. The Vest S&P 500® Dividend Aristocrats Target Income Fund (“Dividend Aristocrats”) is a diversified series of the Trust. WFT was organized as a Delaware statutory trust on April 9, 2007 and may issue its shares of beneficial interest in separate series and issue classes of any series or divide shares of any series into two or more classes. 10% Buffer’s inception dates were August 23, 2016 for Institutional Class, December 7, 2016 for Investor Class and July 24, 2018 for Classes A, C, and Y. 20% Buffer’s inception dates were December 21, 2016 for Institutional Class, January 31, 2017 for Investor Class and Class A and July 24, 2018 for Classes C and Y. Dividend Aristocrat’s inception dates were September 11, 2017 for Institutional Class, Investor Class, Classes A and C and July 24, 2018 for Class Y. The Funds’ Class R commenced operations on May 2, 2024 and was subsequently closed on October 30, 2025. Bitcoin’s inception date was August 13, 2021 for Institutional Class, Investor Class and Class Y. Prior to February 28, 2022, 10% Buffer and 20% Buffer were known as Vest S&P 500® Buffer Strategy Fund and Vest S&P 500® Enhanced Growth Strategy Fund, respectively. On February 28, 2022, 10% Buffer changed its investment objective from tracking, before fees and expenses, the performance of the S&P 500® Buffer Protect Index Balanced Series to seeking to provide investors with capital appreciation. On February 28, 2022, 20% Buffer changed its investment objective from tracking, before fees and expenses, the performance of the S&P 500® Enhanced Growth Index Balanced Series to seek to provide investors with capital appreciation.

The investment objectives of the 10% Buffer, 20% Buffer, Dividend Aristocrats and Bitcoin Funds (collectively the “Funds”) are as follows:

Fund	Objective
10% Buffer	Capital appreciation.
20% Buffer	Capital appreciation.
Dividend Aristocrats	To track the price and yield performance, before fees and expenses, of the Cboe S&P 500® Dividend Aristocrats Target Income Index (the “Cboe Aristocrats Index”).
Bitcoin	To seek total return.

The Funds are each deemed to be an individual reporting segments and are not part of a consolidated reporting entity. The objective and strategy of each Fund is used by Vest Financial, LLCSM (the “Advisor”) to make investment decisions, and the results of the Funds’ operations, as shown in their Statements of Operations and Financial Highlights, is the information utilized for the day-to-day management of the Funds. The Funds and the Advisor are parties to expense agreements as disclosed in the Notes to the Financial Statements, and resources are not allocated to the Funds based on performance measurements. Due to the significance of oversight and its role in the Funds’ management, the respective Fund’s portfolio managers are deemed to be the Chief Operating Decision Maker.

The following is a summary of significant accounting policies consistently followed by the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”.

FINANCIAL STATEMENTS | October 31, 2025

THE VEST FAMILY OF FUNDS
Notes to Financial Statements - continuedOctober 31, 2025

Security Valuation

The Funds’ securities are valued at current market prices or fair value. Investments in securities traded on national securities exchanges are valued at the last reported sale price. For securities traded on the NASDAQ National Market System, the NASDAQ Official Closing Price will be used. Other securities traded in the over-the-counter market and listed securities for which no sales are reported on a given date are valued at the last reported bid price. Debt securities are valued by appraising them at prices supplied by a pricing agent approved by the Trust, which prices may reflect broker-dealer supplied valuations and electronic data processing techniques. Short-term debt securities (less than 60 days to maturity) are valued at their fair value using amortized cost. Investments in investment companies and money market funds are valued at net asset value per share. Other assets for which market prices are not readily available are valued at their fair value as determined in good faith by the Funds’ advisor under procedures set by the Board of Trustees (the “Board”). Although the Board is ultimately responsible for fair value determinations under Rule 2a-5 of the 1940 Act, the Board has delegated day-to-day responsibility for oversight of the valuation of each of the Fund’s assets to the Advisor as the Valuation Designee pursuant to the Funds’ policies and procedures. Generally, trading in corporate bonds, US government securities and money market instruments is substantially completed each day at various times before the scheduled close of the New York Stock Exchange (“NYSE”). The value of these securities used in computing the net asset value (“NAV”) is determined at such times.

FLexible EXchange® Options (“FLEX Options”) that traded close to the valuation time (typically, within one hour of the valuation time), such FLEX Options are valued at their executed market price. If a FLEX Option is not traded during this time, the FLEX Option will be valued by a Pricing Service that utilizes an options pricing model. Factors used by the model may include observable and unobservable inputs, including the strike price and maturity date of the FLEX Option, implied volatility, and the level of the underlying reference entity. Standardized listed options are valued at the last quoted sales price at the valuation time. If a standardized option is not traded on the valuation date, the option is priced at the mean of the last quoted bid and ask prices on the exchange at the valuation time.

Futures contracts are valued at the settlement price determined by the applicable US exchange on the date with respect to which the NAV is being determined, or if no settlement price is available, at the last sale price as of the close of business prior to the NAV determination on such day.

The Funds have a policy that contemplates the use of fair value pricing to determine the NAV per share of the Funds when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded, but prior to the time of which the Fund’s NAV is calculated, that is likely to have changed the value of the security. Since most of the Funds’ investments are traded on US securities exchanges, it is anticipated that the use of fair value pricing will be limited.

When the Funds use fair value pricing to determine the NAV per share of the Funds, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes accurately reflects fair value. Any method used by the will be approved by the Board and results will be monitored by the Valuation Designee to evaluate accuracy. The Funds’ policy is intended to result in a calculation of the Funds’ NAV that fairly reflects security values as of the time of pricing.

Various inputs are used in determining the value of the Funds’ investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Funds’ own assumptions in determining fair value of investments).

FINANCIAL STATEMENTS | October 31, 2025

THE VEST FAMILY OF FUNDS
Notes to Financial Statements - continuedOctober 31, 2025

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the level of inputs used to value the Funds’ investments as of October 31, 2025:

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
10% Buffer
Assets:
Call Options Purchased	$—	$416,692,469	$—	$416,692,469
Put Options Purchased	—	7,899,765	—	7,899,765
	$—	$424,592,234	$—	$424,592,234

Liabilities:
Call Options Written	$—	$(18,789,756)	$—	$(18,789,756)
Put Options Written	—	(4,408,336)	—	(4,408,336)
	$—	$(23,198,092)	$—	$(23,198,092)

20% Buffer
Assets:
Money Market Fund	$876,065	$—	$—	$876,065
Call Options Purchased	—	136,359,318	—	136,359,318
Put Options Purchased	—	2,606,923	—	2,606,923
	$876,065	$138,966,241	$—	$139,842,306

Liabilities:
Call Options Written	$—	$(10,175,985)	$—	$(10,175,985)
Put Options Written	—	(819,837)	—	(819,837)
	$—	$(10,995,822)	$—	$(10,995,822)

Dividend Aristocrats
Assets:
Common Stocks	$45,490,806	$—	$—	$45,490,806
Money Market Fund	8,160			8,160
	$45,498,966	$—	$—	$45,498,966

Liabilities:
Call Options Written	$(79,323)	$—	$—	$(79,323)
	$(79,323)	$—	$—	$(79,323)

Bitcoin
Assets:
Money Market Fund	$16,211,331	$—	$—	$16,211,331
	$16,211,331	$—	$—	$16,211,331

FINANCIAL STATEMENTS | October 31, 2025

THE VEST FAMILY OF FUNDS
Notes to Financial Statements - continuedOctober 31, 2025

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Other Financial Instruments:
Futures Contracts*	$(611,888)	$—	$—	$(611,888)
	$(611,888)	$—	$—	$(611,888)

*Other financial instruments are derivative instruments such as futures contracts and are valued at the unrealized appreciation (depreciation) of the instrument.

Refer to each Fund’s Schedules of Investments for a listing of the securities by security type. The Funds held no Level 3 securities at any time during the year ended October 31, 2025.

Security Transactions and Income

Security transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Discount or premiums are accreted or amortized to interest income using the effective interest method. The cost of securities sold is determined generally on a specific identification basis.

Cash

Cash, if any, consist of overnight deposits with the custodian bank which earn interest at the current market rate.

Cash Deposits with Brokers and Due to Broker

Cash deposits with brokers are held as collateral for options written. As of October 31, 2025, $361, $150, $4,151 and $4,251,773 were the cash deposits with brokers for 10% Buffer, 20% Buffer, Dividend Aristocrats and Bitcoin Funds’, respectively. As of October 31, 2025, there were no amounts due to broker.

Accounting Estimates

In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes

Each Fund has complied and intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Each Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.

Management has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions to be taken in the Funds’ tax returns. The Funds have no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Interest and penalties, if any, associated with any federal or state income tax obligations are recorded as income tax expense when incurred.

FINANCIAL STATEMENTS | October 31, 2025

THE VEST FAMILY OF FUNDS
Notes to Financial Statements - continuedOctober 31, 2025

Reclassification of Capital Accounts

Certain components of net assets are reclassified relating to permanent differences between financial and tax reporting. These reclassifications are caused primarily by differences in the timing of the recognition of certain components of income, expenses or realized capital gains for federal income tax purposes and have no effect on net assets or net asset value per share. For the year ended October 31, 2025, such reclassifications were due to the write off of net operating loss for 10% Buffer and 20% Buffer, capital gains from redemptions in-kind for 10% Buffer and the utilization of earnings and profits distributed to shareholders on redemption of shares for Dividend Aristocrats and Bitcoin. Vest Cayman Subsidiary I, as a wholly owned subsidiary of the Bitcoin Fund, is legally separate from the Bitcoin Fund and is treated as an independent company for taxation purposes.

	10 % Buffer	20 % Buffer	Dividend Aristocrats	Bitcoin
Paid-in capital	$44,819,807	$(755,946)	$66,506	$1,253,487
Distributable earnings	(44,819,807)	755,946	(66,506)	(1,253,487)

Class Net Asset Values and Expenses

All income, expenses not attributable to a particular class, and realized and unrealized gains, are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class. Each class bears different distribution expenses. Ratios are calculated by adjusting the expense and net investment income ratios for the Funds for the entire period for the effect of expenses applicable for each class. Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis as determined by the Board.

The 10% Buffer, 20% Buffer and Dividend Aristocrats Funds currently offer Class A, Class C, Class Y, Investor Class and Institutional Class Shares. The Bitcoin Fund currently offers Class Y, Investor Class and Institutional Class Shares. Class A Shares include a maximum front-end sales charge of 5.75%. Class A, Class C and Investor Class Shares include a maximum 2.00% redemption fee on the proceeds of certain redemptions on shares held for 30 days or less.

Derivatives

The Funds utilize derivatives to achieve their investment strategies. These are financial instruments that derive their performance from the performance of an underlying asset or index. Derivatives can be volatile and involve various types and degrees of risks, depending upon the characteristics of a particular derivative. Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in a derivative could have a large potential impact on the performance of the Funds. The Funds could experience a loss if derivatives do not perform as anticipated, or are not correlated with the performance of other investments which are used to hedge or if the Funds are unable to liquidate a position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives. 10% Buffer and 20% Buffer use FLEX Options, whose customized exercise prices and expiration dates allow the Funds to more precisely implement its investment strategy than through what could be achieved through the use of standardized option contracts. Options are subject to equity price risk that arises from the possibility that equity security prices will fluctuate affecting the value of the options. The Bitcoin Fund may invest in exchange-traded Bitcoin futures contracts (whether directly or through the Vest Subsidiary). Futures contracts involve the risk of mispricing or improper valuation and the risk that changes in the value of a futures contract may not correlate perfectly with the underlying indicator. A liquid secondary market may not always exist for the Bitcoin Fund’s futures contract positions at any

FINANCIAL STATEMENTS | October 31, 2025

THE VEST FAMILY OF FUNDS
Notes to Financial Statements - continuedOctober 31, 2025

time. The Funds are subject to the requirements of Rule 18f-4 under the 1940 Act and have adopted policies and procedures to manage risks concerning their use of derivatives. The following are the derivatives held by each Fund on October 31, 2025:

Fund	Derivative	Value Asset Derivatives
10% Buffer	Options Purchased – Call	$416,692,469
	Options Purchased – Put	7,899,765
		$424,592,234	*

20% Buffer	Options Purchased – Call	$136,359,318
	Options Purchased – Put	2,606,923
		$138,966,241	*

Bitcoin	Futures Contracts	$(611,888	)**

Fund	Derivative	Value Liability Derivatives
10% Buffer	Options Written – Call	$(18,789,756)
	Options Written – Put	(4,408,336)
		$(23,198,092	)***

20% Buffer	Options Written – Call	$(10,175,985)
	Options Written – Put	(819,837)
		$(10,995,822	)***

Dividend Aristocrats	Options Written – Call	$(79,323	)***

*Statements of Assets and Liabilities location: Investments at value.

**Statements of Assets and Liabilities location: Unrealized depreciation of open futures contracts.

***Statements of Assets and Liabilities location: Options written at value.

The effect of derivative instruments on the Statements of Operations and whose underlying risk exposure is equity price risk for the 10% Buffer, 20% Buffer and Dividend Aristocrats Funds and commodity risk for the Bitcoin Fund for the year ended October 31, 2025, are as follows:

Fund	Derivative	Realized Gain (Loss) On Derivatives*	Change in Unrealized Appreciation (Depreciation) Of Derivatives**
10% Buffer	Options Purchased – Call	$(8,586,329)	$7,195,545
	Options Purchased – Put	(17,186,918)	(4,815,955)
		$(25,773,247)	$2,379,590

	Options Written – Call	$(6,233,799)	$(7,613,808)
	Options Written – Put	8,781,006	3,470,116
		$2,547,207	$(4,143,692)

FINANCIAL STATEMENTS | October 31, 2025

THE VEST FAMILY OF FUNDS
Notes to Financial Statements - continuedOctober 31, 2025

Fund	Derivative	Realized Gain (Loss) On Derivatives*	Change in Unrealized Appreciation (Depreciation) Of Derivatives**
20% Buffer	Options Purchased – Call	$(1,429,395)	$12,366,662
	Options Purchased – Put	(4,735,983)	(465,624)
		$(6,165,378)	$11,901,038

	Options Written – Call	$(2,915,269)	$(2,995,181)
	Options Written – Put	697,344	832,736
		$(2,217,925)	$(2,162,445)

Dividend Aristocrats	Options Written – Call	$2,332,217	$(48,217)

Bitcoin	Futures Contracts	$3,506,273	$(781,766)

*Statements of Operations location: Net realized gain (loss) on options purchased, options written, and futures contracts, respectively.

**Statements of Operations location: Net change in unrealized appreciation (depreciation) on options purchased, options written, and futures contracts, respectively.

The following indicates the average monthly volume for the year ended October 31, 2025 are as follows:

	Average Monthly Notional Value of:
Fund	Derivative	Notional Value
10% Buffer	Options Purchased	$773,694,015
	Options Written	(802,591,312)

20% Buffer	Options Purchased	251,843,441
	Options Written	(264,203,605)

Dividend Aristocrats	Options Written	(5,688,230)

Bitcoin	Futures Contracts	13,186,711

Options

Call options give the owner the right to buy a stock at a specific price (also called the strike price) over a given period of time. Put options give the owner the right, but not the obligation, to sell a stock at a specific price over a given period of time. A purchaser (holder) of an option pays a non-refundable premium to the seller (writer) of an option to obtain the right to buy/sell a specified amount of a security at a fixed price (the exercise price) during a specified period (exercise period). Conversely, the seller (writer) of an option, upon payment by the holder of the premium, has the obligation to sell/buy the security from the holder of the option at the exercise price during the exercise period. When an option is exercised, the premium originally received decreases the cost basis of the underlying security (or increases the proceeds on the security sold short) and the Funds realize a gain or loss from the sale of the security (or closing of the short sale). Options are not treated as hedging instruments under GAAP.

FINANCIAL STATEMENTS | October 31, 2025

THE VEST FAMILY OF FUNDS
Notes to Financial Statements - continuedOctober 31, 2025

10% Buffer and 20% Buffer use FLEX Options, which are customized equity or index option contracts that trade on an exchange, but that provide investors with the ability to customize key contract terms like exercise prices, styles and expiration dates. Like standardized exchange-traded options, FLEX Options are guaranteed for settlement by The Options Clearing Corporation (“OCC”), a market clearinghouse. The OCC guarantees performance by each of the counterparties to the FLEX Options, becoming the “buyer for every seller and the seller for every buyer,” protecting clearing members and options traders from counterparty risk. FLEX Options provide investors with the ability to customize key terms, while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of Over-the-Counter (“OTC”) options positions. The Funds bear the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. Additionally, FLEX Options may be less liquid than certain other securities such as standardized options. In a less liquid market for the FLEX Options, the Funds may have difficulty closing out certain FLEX Options positions at desired times and prices. The value of the FLEX Options may change with the implied volatility of the Reference Exchange Traded Funds (“ETF”), the S&P 500® Index and the securities comprising the S&P 500® Index.  No one can predict whether implied volatility will rise or fall in the future.

10% Buffer aims to achieve its objective by seeking to capture returns, up to a maximum gain, generated by US large cap equity markets in rising markets, while seeking to cushion against losses in declining markets (i.e., a “buffer”). 10% Buffer seeks to accomplish its goals by investing in a portfolio of options-based buffered investment strategies.

10% Buffer attempts to achieve its investment objective through the construction of twelve laddered portfolios of 10% buffer strategies (each a “10% Buffer Strategy”) that invest in exchange-traded FLEX Options linked to a US large cap equity index (the “Index”), such as the S&P 500® Index, or to an exchange traded fund (an “ETF”) that tracks the Index. Under normal market conditions, 10% Buffer will invest at least 80% of the value of its net assets (the “80% Test”) in a portfolio, or other investment companies that hold a portfolio, of FLEX Options linked to the Index and that are designed to replicate the returns of the twelve 10% Buffer Strategies. 10% Buffer Strategy seeks to provide investors with returns (before fees, expenses and taxes) that match the price return of the Index, up to a predetermined upside cap, while providing a buffer against the first 10% (before fees, expenses and taxes) of Index losses, over a defined one-year period. FLEX Options are customizable exchange-traded option contracts. For purposes of determining compliance with 10% Buffer’s 80% Test, 10% Buffer will only purchase FLEX Options on an Index, such as the S&P 500® index, that is considered to measure the large cap universe of issuers in the United States. For purposes of calculating the valuing the FLEX Options position and assessing compliance with the 80% Test, 10% Buffer will consider the market value of its FLEX Options positions.

20% Buffer aims to achieve its objective by seeking to capture returns, up to a maximum gain, generated by US large cap equity markets in rising markets, while seeking to cushion against losses in declining markets (i.e., a “buffer”). 20% Buffer seeks to accomplish its goals by investing in a portfolio of options-based buffered investment strategies.

20% Buffer attempts to achieve its investment objective through the construction of twelve laddered portfolios of 20% buffer strategies (each a “20% Buffer Strategy”) that invest in exchange-traded FLEX Options linked to a US large cap equity index (the “Index”), such as the S&P 500® Index, or to an exchange traded fund (an “ETF”) that tracks the Index. Under normal market conditions, 20% Buffer will invest at least 80% of the value of its net assets (the “80% Test”) in a portfolio, or other investment companies that hold a portfolio, of FLEX Options linked to the Index and that are designed to replicate the returns of the twelve 20% Buffer Strategies. 20% Buffer Strategy seeks to provide investors with returns (before fees, expenses and taxes) that match the price return of the Index, up to a predetermined upside cap, while providing a buffer against the first 20% (before fees, expenses and taxes) of Index losses, over a defined one-year period. FLEX Options are customizable exchange-traded option contracts. For purposes of determining compliance with the

FINANCIAL STATEMENTS | October 31, 2025

THE VEST FAMILY OF FUNDS
Notes to Financial Statements - continuedOctober 31, 2025

Fund’s 80% Test, 20% Buffer will only purchase FLEX Options on an Index, such as the S&P 500® Index, that is considered to measure the large cap universe of issuers in the United States. For purposes of calculating the valuing the FLEX Options position and assessing compliance with the 80% Test, 20% Buffer will consider the market value of its FLEX Options positions.

Dividend Aristocrats is designed with the primary goal of generating an annualized level of income that is approximately 10% over the annual dividend yield of the S&P 500® Index and a secondary goal of generating limited capital appreciation based on returns of the equity components of the S&P 500® Index. The Index investment strategy includes, (1) buying an equally weighted portfolio of stocks of companies that are the members of the S&P 500® Dividend Aristocrats® Index and (2) partially writing hypothetical weekly US exchange-traded covered call options on each of the stocks.

Purchased option contracts – When the Funds purchase a call or put option, an amount equal to the total premium (the premium plus commission) paid by the Fund is recorded as an asset in the Funds’ Statements of Assets and Liabilities and is subsequently marked-to-market daily. Premiums paid in the purchase of options that expire are treated as realized losses. Premiums paid in the purchase of call options that are exercised will increase the cost of the underlying security purchased. Premiums paid in the purchase of put options that are exercised will decrease the proceeds used to calculate the realized capital gain or loss on the sale of the underlying security.

Written option contracts – When the Funds write a call or put option, an amount equal to the net premium (the premium less the commission) received by the Funds are recorded in the Funds’ Statements of Assets and Liabilities and is subsequently marked-to-market daily. Premiums received from writing call and put options that expire are treated as realized capital gains. Premiums received from writing call options that are exercised will increase the proceeds used to calculate the realized capital gain or loss on the sale of the underlying security. Premiums received from writing put options that are exercised will decrease the basis of the underlying security purchased.

If a closing purchase or sale transaction is used to terminate a Fund’s obligation on an option, a capital gain or loss will be realized, depending upon whether the price of the closing transaction is more or less than the premium previously paid on the option purchased or received on the option written.

Futures Contracts

Futures contracts are financial contracts, the value of which depends on, or is derived from an underlying reference asset. In the case of Bitcoin Futures, the underlying reference asset is Bitcoin. A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument (e.g., units of a stock index) for a specified price, date, time and place designated at the time the contract is made. Brokerage fees are paid when a futures contract is bought or sold and margin deposits must be maintained.

Consolidation of Subsidiary

The Bitcoin Fund may invest up to 25% of its total assets in its subsidiary, Vest Cayman Subsidiary I, a wholly-owned and controlled subsidiary formed under the laws of the Cayman Islands. The Consolidated Schedule of Investments, Statement of Assets and Liabilities, Statement of Operations, Statements of Changes in Net Assets and Financial Highlights of the Bitcoin Fund include the accounts of the Vest Cayman Subsidiary I. All inter-company accounts and transactions have been eliminated in the consolidation for the Bitcoin Fund. The Vest Cayman Subsidiary I is advised by the Advisor and acts as an investment vehicle in order to effect certain investments consistent with the Bitcoin Fund’s investment objectives and policies specified in the Bitcoin Fund’s prospectus and statement of additional information. The Vest Cayman Subsidiary I will generally invest in derivatives, including futures, and other investments intended to serve as margin or collateral for futures positions. The inception date of the Vest Cayman Subsidiary I was August 13, 2021. As of October 31, 2025, net assets of the Bitcoin Fund were $19,868,288, of which $3,639,855, or approximately 18.32%, represented the Bitcoin Fund’s ownership of the shares of the Vest Cayman Subsidiary I.

FINANCIAL STATEMENTS | October 31, 2025

THE VEST FAMILY OF FUNDS
Notes to Financial Statements - continuedOctober 31, 2025

NOTE 2 – INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement, the Advisor provides investment advisory services, and receives of monthly fee computed at an annual rate based on the daily net assets of each Fund. For Bitcoin Fund the rate is 1.00% and for the 10% Buffer, 20% Buffer and Dividend Aristocrats Fund the rate is computed in accordance with the following fee schedule:

Asset Breakpoint	Rate
$0-$249,999,999.99	0.75%
$250,000,000-$749,999,999.99	0.65%
$750,000,000-$1,499,999,999.99	0.60%
$1,500,000,000-$4,999,999,999.99	0.55%
>$5,000,000,000	0.50%

The Advisor has entered into a written expense limitation agreement under which it has agreed to limit the total expenses of the Funds (exclusive of interest, fees payable pursuant to Rule 12b-1 Plans, taxes, acquired fund fees and expenses, brokerage commissions, extraordinary expenses and dividend expense on short sales) to an annual rate of 0.95% of the average daily net assets of each class of 10% Buffer, 20% Buffer and Dividend Aristocrats, except for the Class Y Shares and Class R Shares, where the Advisor has agreed to limit total expenses to 0.70% and 0.49%, respectively. Total expenses are limited to 0.99% of the average daily net assets of each class of Bitcoin, except for the Class Y Shares and Class R Shares, where the Advisor has agreed to limit the total expenses to 0.89% and 0.49%, respectively. The Advisor may not terminate this expense limitation agreement prior to February 28, 2026 for 10% Buffer, 20% Buffer and Dividend Aristocrats and Bitcoin. Each waiver or reimbursement of an expense by the Advisor is subject to repayment by the Funds within three years following the date such waiver and/or reimbursement was made, provided that the Funds are able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped.

For the year ended October 31, 2025, the Advisor earned and waived advisory fees and pursuant to the expense limitation arrangements as described below:

Fund		Management Fees Earned	Management Fees Waived	Expenses Reimbursed
10% Buffer	0.71%	$2,873,725	$639,359	$—
20% Buffer	0.75%	942,565	344,440	—
Dividend Aristocrats	0.75%	403,277	294,094	—
Bitcoin	1.00%	168,361	168,361	760

The total amount of recoverable reimbursements as of October 31, 2025, and expiration dates are as follows:

	Recoverable Reimbursements and Expiration Dates
Fund	2026	2027	2028	Total
10% Buffer	$717,305	$717,843	$639,359	$2,074,507
20% Buffer	151,913	217,284	344,440	713,637
Dividend Aristocrats	250,039	267,762	294,094	811.895
Bitcoin	82,890	99,776	169,121	351,787

FINANCIAL STATEMENTS | October 31, 2025

THE VEST FAMILY OF FUNDS
Notes to Financial Statements - continuedOctober 31, 2025

The Board has adopted a Distribution and Service Plan for the Funds’ Investor Class, Class A and Class C Shares (collectively, the “12b-1 Plans”) in accordance with Rule 12b-1 under the 1940 Act. Pursuant to the 12b-1 Plan, the Funds may finance from the assets of a particular Class certain activities or expenses that are intended primarily to result in the sale of shares of such class. The Funds finance these distribution and service activities through payments made to Foreside Fund Services, LLC (“Distributor”). The fee paid to the Distributor by each class is computed on an annualized basis reflecting the average daily net assets of a class, up to a maximum of 0.25% for Investor Class and Class A Shares expenses and 1.00% for Class C Shares expenses. Because these fees are paid out of a class’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost more than paying other types of sales charges.

10% Buffer, 20% Buffer and Dividend Aristocrats have adopted a shareholder services plan with respect to their Investor Class, Institutional Class, Class A and Class C Shares. Under the shareholder services plan, 10% Buffer, 20% Buffer and Dividend Aristocrats may pay an authorized firm on an annualized basis, up to 0.25% of average daily net assets attributable to their customers who are shareholders. Bitcoin has adopted a shareholder services plan with respect to its Investor Class and Institutional Class pursuant to which Bitcoin may pay an authorized firm up to 0.25% on an annualized basis of its average daily net assets attributable to its customers who are shareholders. For this fee, the authorized firms may provide a variety of services, including but not limited to: (i) arranging for bank wires; (ii) responding to inquiries from shareholders concerning their investment in the Funds; (iii) assisting shareholders in changing dividend options, account designations and addresses; (iv) providing information periodically to shareholders showing their position in shares; (v) forwarding shareholder communications from the Funds such as proxies, shareholder reports, annual reports, and dividend distribution and tax notices to shareholders; (vi) processing purchase, exchange and redemption requests from shareholder and placing orders with the Funds or their service providers; (vii) providing sub accounting with respect to shares beneficially owned by shareholders; and (viii) processing dividend payments from the Funds on behalf of shareholders.

Because the Funds have adopted the shareholder services plan to compensate authorized firms for providing the types of services described above, the Funds believe the shareholder services plan is not covered by Rule 12b-1 under the 1940 Act, which relates to payment of distribution fees. The Funds, however, follow the procedural requirements of Rule 12b-1 in connection with the implementation and administration of the shareholder services plan.

For the year ended October 31, 2025, the following expenses were incurred:

Fund	Class	Type of Plan	Fees Incurred
10% Buffer	Institutional	Shareholder servicing	$242,004
10% Buffer	Investor	Shareholder servicing	31,991
10% Buffer	A	Shareholder servicing	7,711
10% Buffer	C	Shareholder servicing	8,033
10% Buffer	Investor	12b-1	57,991
10% Buffer	A	12b-1	12,852
10% Buffer	C	12b-1	53,549
20% Buffer	Institutional	Shareholder servicing	81,410
20% Buffer	Investor	Shareholder servicing	19,856
20% Buffer	A	Shareholder servicing	2,062
20% Buffer	C	Shareholder servicing	4,988
20% Buffer	Investor	12b-1	33,093
20% Buffer	A	12b-1	2,163
20% Buffer	C	12b-1	33,259

FINANCIAL STATEMENTS | October 31, 2025

THE VEST FAMILY OF FUNDS
Notes to Financial Statements - continuedOctober 31, 2025

Fund	Class	Type of Plan	Fees Incurred
Dividend Aristocrats	Institutional	Shareholder servicing	$18,468
Dividend Aristocrats	Investor	Shareholder servicing	6,670
Dividend Aristocrats	A	Shareholder servicing	5,536
Dividend Aristocrats	C	Shareholder servicing	750
Dividend Aristocrats	Investor	12b-1	11,191
Dividend Aristocrats	A	12b-1	5,233
Dividend Aristocrats	C	12b-1	20,971
Bitcoin	Institutional	Shareholder servicing	9,601
Bitcoin	Investor	Shareholder servicing	27,458
Bitcoin	Investor	12b-1	27,458

Commonwealth Fund Services, Inc. (“CFS”) acts as the Funds’ administrator, transfer and dividend disbursing agent and pricing agent. CFS provides shareholder, recordkeeping, administrative and blue-sky filing services. Fees to CFS are accrued daily and paid monthly. For the year ended October 31, 2025, the following fees were paid to CFS by the Funds:

Fund	Administration	Transfer Agent	Accounting
10% Buffer	$317,438	$28,261	$132,982
20% Buffer	99,368	26,397	40,219
Dividend Aristocrats	43,608	8,280	17,474
Bitcoin	12,913	9,555	17,502

Certain officers of the Trust are also officers and/or directors of CFS. Additionally, Practus LLP, serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is Managing Partner of Practus LLP. J. Stephen King Jr. and Robert Rhatigan, each an Assistant Secretary of the Trust, are Partners of Practus LLP. Neither the officers and/or directors of CFS, Mr. Lively, Mr. King or Mr. Rhatigan receive any special compensation from the Trust or the Funds for serving as officers of the Trust.

The Funds’ Chief Compliance Officer is the Managing Member of Watermark Solutions, LLC (“Watermark”), which provides certain compliance services to the Funds. For the year ended October 31, 2025, Watermark received the following fees from the Funds:

10% Buffer	20% Buffer	Dividend Aristocrats	Bitcoin
$40,039	$12,690	$5,494	$1,457

NOTE 3 – INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sales of securities excluding than short-term securities for the year ended October 31, 2025, were as follows:

Fund	Purchases	Sales
10% Buffer	$486,195,935	$325,131,085
20% Buffer	120,672,465	97,520,323
Dividend Aristocrats	229,233,000	239,762,426
Bitcoin	14,677,320	14,050,324

For the year ended October 31, 2025, in-kind transactions associated with redemptions for 10% Buffer were $135,244,212 and the related realized gains were $47,923,369.

FINANCIAL STATEMENTS | October 31, 2025

THE VEST FAMILY OF FUNDS
Notes to Financial Statements - continuedOctober 31, 2025

NOTE 4 – DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions from net investment income and realized gains, if any, are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

The tax character of distributions for the years ended October 31, 2025 and 2024, were as follows:

	Year Ended October 31, 2025
	10% Buffer	20% Buffer	Dividend Aristocrats	Bitcoin
Distributions paid from:
Ordinary income	$—	$—	$2,592,417	$1,291,644
Realized gains	—	—	3,536,415	—
	$—	$—	$6,128,832	$1,291,644

	Year Ended October 31, 2024
	10% Buffer	20% Buffer	Dividend Aristocrats	Bitcoin
Distributions paid from:
Ordinary income	$—	$—	$4,372,547	$268,201
Realized gains	—	—	3,153,037	—
	$—	$—	$7,525,584	$268,201

As of October 31, 2025, the components of distributable earnings (accumulated deficits) on a tax basis were as follows:

	10% Buffer	20% Buffer	Dividend Aristocrats	Bitcoin
Accumulated net investment income (accumulated deficits)	$—	$—	$—	$1,726,277
Accumulated realized gain (loss)	—	—	1,976,494	—
Other losses	(7,235,536)	(2,342,117)	(832,059)	—
Net unrealized appreciation (depreciation)	84,813,979	25,492,770	589,435	—
	$77,578,443	$23,150,653	$1,733,970	$1,726,277

As of October 31, 2025, Dividend Aristocrats had outstanding straddle loss deferrals of $832,059.

Under current tax law, late-year ordinary losses realized after December 31 of a fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The Funds elected to defer late year ordinary losses as follows:

Fund
10% Buffer	$2,686,409
20% Buffer	832,255

As of October 31, 2025, 10% Buffer had a capital loss carryforward of $4,549,127 all of which is long term. 20% Buffer had a capital loss carryforward of $1,509,862 all of which is considered long term. These losses may be carried forward indefinitely. During the year ended October 31, 2025, 10% Buffer utilized $5,604,798 and 20% Buffer utilized $123,477 of capital loss carryforward generated in previous years.

FINANCIAL STATEMENTS | October 31, 2025

THE VEST FAMILY OF FUNDS
Notes to Financial Statements - continuedOctober 31, 2025

Cost of investments for Federal Income tax purposes, inclusive of premiums received from written options, and the related tax-based net unrealized appreciation (depreciation) consists of:

Fund	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
10% Buffer	$316,580,163	$110,085,787	$(25,271,808)	$84,813,979
20% Buffer	103,353,714	33,515,619	(8,022,849)	25,492,770
Dividend Aristocrats	44,830,207	8,077,117	(7,487,682)	589,435
Bitcoin	16,211,331	—	—	—

The difference between book basis and tax basis of net unrealized appreciation (depreciation) is attributable primarily to the tax deferral of wash sales.

NOTE 5 – CAPITAL STOCK TRANSACTIONS

Capital stock transactions were:

10% Buffer
	Year Ended October 31, 2025
	Institutional Class	Investor Class	Class A	Class C	Class R*	Class Y
Shares sold	3,715,414	83,169	14,686	37,804	388	7,058,877
Shares redeemed	(3,488,636)	(567,076)	(18,743)	(142,113)	(1,381)	(10,087,546)
Net increase (decrease)	226,778	(483,907)	(4,057)	(104,309)	(993)	(3,028,669)

10% Buffer
	Year Ended October 31, 2024
	Institutional Class	Investor Class	Class A	Class C	Class R	Class Y
Shares sold	4,223,399	125,647	27,324	43,351	1,015	8,459,934
Shares redeemed	(5,349,929)	(154,777)	(25,601)	(83,941)	(22)	(10,511,286)
Net increase (decrease)	(1,126,530)	(29,130)	1,723	(40,590)	993	(2,051,352)

20% Buffer
	Year Ended October 31, 2025
	Institutional Class	Investor Class	Class A	Class C	Class R*	Class Y
Shares sold	5,707,792	192,868	50,476	91,915	—	2,112,028
Shares redeemed	(3,756,244)	(152,181)	(34,038)	(76,118)	(1)	(3,952,200)
Net increase (decrease)	1,951,548	40,687	16,438	15,797	(1)	(1,840,172)

20% Buffer
	Year Ended October 31, 2024
	Institutional Class	Investor Class	Class A	Class C	Class R	Class Y
Shares sold	11,559,400	768,255	81,993	117,631	1	5,891,787
Shares redeemed	(9,576,665)	(141,331)	(14,504)	(32,489)	—	(146,701)
Net increase (decrease)	1,982,735	626,924	67,489	85,142	1	5,745,086

FINANCIAL STATEMENTS | October 31, 2025

THE VEST FAMILY OF FUNDS
Notes to Financial Statements - continuedOctober 31, 2025

Dividend Aristocrats
	Year Ended October 31, 2025
	Institutional Class	Investor Class	Class A	Class C	Class R*	Class Y
Shares sold	245,477	178,887	459	—	—	369,274
Shares reinvested	150,060	39,562	19,413	14,765	—	287,640
Shares redeemed	(727,163)	(248,743)	(112,037)	(20,966)	(1)	(1,101,298)
Net increase (decrease)	(331,626)	(30,294)	(92,165)	(6,201)	(1)	(444,394)

Dividend Aristocrats
	Year Ended October 31, 2024
	Institutional Class	Investor Class	Class A	Class C	Class R	Class Y
Shares sold	286,263	181,291	21,186	13,894	1	172,851
Shares reinvested	230,836	30,147	30,927	16,047	—	283,189
Shares redeemed	(1,306,008)	(76,316)	(125,515)	(24,674)	—	(63,705)
Net increase (decrease)	(788,909)	135,122	(73,402)	5,267	1	392,335

Bitcoin
	Year Ended October 31, 2025
	Institutional Class	Investor Class	Class R*	Class Y
Shares sold	462,811	657,455	11,834	31,862
Shares reinvested	10,016	31,465	28	5,781
Shares redeemed	(367,727)	(444,572)	(28,139)	(9,135)
Net increase (decrease)	105,100	244,348	(16,277)	28,507

Bitcoin
	Year Ended October 31, 2024
	Institutional Class	Investor Class	Class R	Class Y
Shares sold	186,364	331,832	16,277	3,796
Shares reinvested	2,190	10,265	—	3,933
Shares redeemed	(113,279)	(220,310)	—	(4)
Net increase (decrease)	75,275	121,787	16,277	7,725

*The Class liquidated on October 30, 2025.

NOTE 6 – SECTOR RISK

If a Fund has significant investments in the securities of issuers in industries within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s NAV per share. From time to time, circumstances may affect a particular sector and the companies within such sector. For instance, economic or market factors, regulation or deregulation, and technological or other developments may negatively impact all companies in a particular sector and therefore the value of the Fund’s portfolio will be adversely affected. As of October 31, 2025, Bitcoin had 81.59% of the value of its net assets in a money market fund.

FINANCIAL STATEMENTS | October 31, 2025

THE VEST FAMILY OF FUNDS
Notes to Financial Statements - continuedOctober 31, 2025

NOTE 7 – PORTFOLIO TURNOVER RATE RISK

A fund with a high rate of portfolio turnover may be more likely to realize capital gains that must be distributed to shareholders as taxable income. A fund with a high rate of portfolio turnover may also pay more brokerage commissions and may be more likely to incur other transaction costs (including imputed transaction costs), which may detract from performance. The Funds’ portfolio turnover rate and the amount of brokerage commissions it pays and transactions costs it incurs will vary over time based on market conditions.

NOTE 8 – SUBSEQUENT EVENTS

Reorganization

At a meeting held on October 29, 2025, the Board of the Trust approved an Agreement and Plan of Reorganization (the “Plan”) for each of the Vest 10% Buffer, 20% Buffer, Dividend Aristocrats, and Bitcoin Funds (collectively, the “Target Funds”). Pursuant to the Plan, each Target Fund will reorganize into a newly created corresponding series of First Trust Series Fund (the “Acquiring Funds”). The Board recommended that shareholders approve the Reorganizations and authorized Trust management to submit the proposals for shareholder approval.

Under the Plan, each Target Fund will transfer all of its assets to its corresponding Acquiring Fund in exchange solely for shares of the Acquiring Fund and the assumption of all liabilities by the Acquiring Fund. The Target Fund will then distribute the Acquiring Fund shares to its shareholders in complete liquidation. Shareholders of each Target Fund will receive shares of the corresponding Acquiring Fund with an aggregate net asset value equal to the net asset value of their Target Fund shares immediately prior to the Reorganization.

The Board determined that each Reorganization is in the best interests of the respective Target Funds and that shareholders’ interests will not be diluted as a result of the Reorganizations. The trustees of First Trust Series Fund also determined that each Reorganization is in the best interests of the Acquiring Funds and that no dilution will occur. The Advisor recommended the Reorganizations, and following completion, First Trust Advisors L.P. will serve as investment advisor and Vest Financials, LLC as sub-adviser to the Acquiring Funds. The Reorganizations are expected to qualify as tax-free reorganizations for federal income tax purposes, and no sales charges or redemption fees will be imposed. If shareholder approval is not obtained, the Reorganizations will not be completed and alternative actions may be considered.

Distributions to Shareholders

Subsequent to the date of the financial statements, each Fund has made the following distribution to the shareholders of record:

Fund	Record Date	Ex-Dividend Date	Character	Amount
Dividend Aristocrats	December 29, 2025	December 30, 2025	Net investment income	$139,727
Bitcoin	December 29, 2025	December 30, 2025	Net investment income	1,722,942

Management has evaluated all transactions and events subsequent to the date of the Statements of Assets and Liabilities through the date on which these financial statements were issued and, except as noted above, has noted no additional items require disclosure.

FINANCIAL STATEMENTS | October 31, 2025

THE VEST FAMILY OF FUNDS
Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Vest US Large Cap 10% Buffer Strategies Fund, Vest US Large Cap 20% Buffer Strategies Fund, Vest S&P 500® Dividend Aristocrats Target Income Fund and Vest Bitcoin Strategy Managed Volatility Fund and Board of Trustees of World Funds Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments and options written (including the consolidated statement of assets and liabilities, consolidated schedule of investments and consolidated schedule of futures contracts of Vest Bitcoin Strategy Managed Volatility Fund), of World Funds Trust comprising the funds listed below (the “Funds”) as of October 31, 2025, the related statements of operations, changes in net assets, and the financial highlights for each of the periods indicated below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2025, the results of their operations, the changes in net assets, and the financial highlights for each of the periods indicated below in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
Vest US Large Cap 10% Buffer Strategies Fund, Vest US Large Cap 20% Buffer Strategies Fund and Vest S&P 500® Dividend Aristocrats Target Income Fund	For the year ended October 31, 2025	For the years ended October 31, 2025 and 2024	For the years ended October 31, 2025, 2024, 2023, 2022, and 2021
Vest Bitcoin Strategy Managed Volatility Fund	Consolidated for the year ended October 31, 2025	Consolidated for the years ended October 31, 2025 and 2024	Consolidated for the years ended October 31, 2025, 2024, 2023, 2022 and for the period from August 13, 2021 (commencement of operations) through October 31, 2021

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating

FINANCIAL STATEMENTS | October 31, 2025

THE VEST FAMILY OF FUNDS
Report of Independent Registered Public Accounting Firm - continued

the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Funds’ auditor since 2016.

COHEN & COMPANY, LTD.
Cleveland, Ohio
February 23, 2026

FINANCIAL STATEMENTS | October 31, 2025

THE VEST FAMILY OF FUNDS
Supplemental Information

Changes in and disagreements with accountants for open-end management investment companies.

Not applicable.

Proxy disclosures for open-end management investment companies.

Not applicable.

Remuneration paid to Directors, Officers, and others of open-end management investment companies.

See the Statements of Operations and Note 2 for remuneration paid to Officers. See the Statements of Operations for remuneration paid to Trustees.

Advisory Agreement Renewal

At a meeting held on September 23-24, 2025 (the “Meeting”), the Board of Trustees (the “Board”) of the World Funds Trust (the “Trust”)  considered the renewal of the Investment Advisory Agreement (the “Vest Advisory Agreement”) between Vest Financial LLC (“Vest”) and the Trust, on behalf of the Vest US Large Cap 10% Buffer Strategies Fund (“Vest 10% Buffer Fund”), the Vest US Large Cap 20% Buffer Strategies Fund (“Vest 20% Buffer Fund”), the Vest Bitcoin Strategy Managed Volatility Fund (“Vest Bitcoin Fund”), and the Vest S&P 500® Dividend Aristocrats Target Income Fund (“Vest Dividend Aristocrats Fund”) (collectively, the “Vest Funds”). The Board discussed the arrangements between Vest and the Trust with respect to the Vest Funds and reflected on its discussions with representatives from Vest at the Meeting and in earlier meetings of the Board regarding the manner in which the Vest Funds are managed and the roles and responsibilities of Vest under the Vest Advisory Agreement.

The Trustees reviewed a memorandum from counsel to the Trust (“Trust Counsel”) that addressed the Trustees’ duties when considering the continuation of the Vest Advisory Agreement. A copy of this memorandum had been provided to the Trustees in advance of the Meeting. The Trustees also reviewed Vest’s response to requests for information prepared by Trust Counsel on behalf of the Board and noted that the responses included a copy of financial information for Vest, an expense comparison analysis for each of the Vest Funds and comparable mutual funds, and the Vest Advisory Agreement. The Trustees discussed the types of information and factors that should be considered by the Board in order to make an informed decision regarding the approval of the Vest Advisory Agreement, including the following material factors: (i) the nature, extent, and quality of the services provided by Vest; (ii) the investment performance of the Vest Funds; (iii) the costs of the services provided and profits realized by Vest from its relationship with the Vest Funds; (iv) the extent to which economies of scale would be realized if the Vest Funds grow and whether advisory fee levels reflect those economies of scale for the benefit of the Vest Funds’ shareholders; and (v) Vest’s practices regarding possible conflicts of interest and benefits received by Vest.

In assessing these factors and reaching its decisions, the Board took into consideration information furnished for the Board’s review and consideration throughout the year at regular Board meetings, as well as information specifically prepared in connection with the annual renewal process. The Board requested and was provided with information and reports relevant to the continuation of the Vest Advisory Agreement, including: (i) information regarding the services provided to the Vest Funds and their shareholders; (ii) presentations by Vest’s management addressing the investment strategy, personnel, and operations utilized in managing the Vest Funds; (iii) disclosure information contained in the registration statement of the Trust, including the investment descriptions of the Vest Funds, and the Form ADV of Vest; (iv)  the investment performance of the Vest Funds; (v) periodic commentary on the reasons for the performance; (vi) compliance reports concerning the Vest Funds and Vest; and (vii) the memorandum from Trust Counsel that summarized the fiduciary duties and responsibilities

FINANCIAL STATEMENTS | October 31, 2025

THE VEST FAMILY OF FUNDS
Supplemental Information

of the Board in reviewing and approving the Vest Advisory Agreement, including the material factors set forth above and the types of information included in each factor that should be considered by the Board in order to make an informed decision.

The Board also requested and received various informational materials including, without limitation: (i) documents containing information about Vest, including financial information, a description of personnel and the services provided to the Vest Funds, information on investment advice, performance, summaries of expenses for the Vest Funds, its compliance program, current legal matters (if any), and other general information; (ii) comparative expense and performance information for other mutual funds with strategies similar to the Vest Funds; and (iii) benefits to be realized by Vest from its relationship with the Trust and the Vest Funds.

The Board did not identify any particular information that was most relevant to its consideration to approve the Vest Advisory Agreement, and each Trustee may have afforded different weight to the various factors. In deciding whether to approve the Vest Advisory Agreement, the Trustees considered numerous factors, including:

The nature, extent, and quality of services provided by Vest

In this regard, the Board considered the responsibilities of Vest under the Vest Advisory Agreement. The Board reviewed the services provided by Vest to the Vest Funds including, without limitation, the process for formulating investment recommendations and assuring compliance with the Vest Funds’ investment objectives and limitations and the efforts of Vest to promote the Vest Funds and grow assets. The Board considered: Vest’s staffing, personnel, and methods of operating; the education and experience of its personnel; its compliance programs, policies and procedures; and its financial condition. The Board also considered the expense limitation arrangements that are currently in place for the Vest Funds. The Board acknowledged that Vest had agreed to extend the expense limitation arrangement for the Vest 10% Buffer Fund, the Vest 20% Buffer Fund, the Vest Bitcoin Fund and the Vest Dividend Aristocrat Fund, through February 28, 2026 (the “ELA”). After reviewing the foregoing and further information from Vest, the Board concluded that the nature, extent and quality of the services provided by Vest were satisfactory and adequate for the Vest Funds.

The investment performance of the Vest Funds

The Board compared the performance of each of the Vest Funds to the performance of mutual funds in its identified Morningstar category (“Category”) and the performance of peer funds selected by Broadridge Financial Solutions (“Broadridge”) using Morningstar data as being comparable to each of the Vest Funds in terms of investment style, share class characteristics and asset levels for each comparative fund (“Peer Group”). The Board also noted the performance of the Vest Funds in light of various risk measurements as provided by Broadridge.

In regard to the Vest 10% Buffer Fund, the Trustees considered that, the Vest 10% Buffer Fund had underperformed its benchmark index, the S&P 500 Total Return USD Index (“S&P 500 Index”), for the one-year, three-year and five-year periods ended July 31, 2025; had underperformed the median of its Peer Group, but outperformed the median of its Category, the Defined Outcome Category, for the one-year period ended July 31, 2025; and had outperformed the medians of its Peer Group and Category, for the three-year and five-year periods ended July 31, 2025. The Trustees considered the performance of a fund managed by Vest with a similar investment objective to the Vest 10% Buffer Fund. During the one-year period ended June 30, 2025, the Trustees noted that the 10% Buffer Fund’s Institutional Share Class underperformed compared to the performance of the similar fund and the Trustees considered the reasons for the difference in performance, which they deemed reasonable.

In regard to the Vest 20% Buffer Fund, the Trustees considered that the Vest 20% Buffer Fund had underperformed its benchmark index, the S&P Index, and the medians of its Category, the Defined

FINANCIAL STATEMENTS | October 31, 2025

THE VEST FAMILY OF FUNDS
Supplemental Information

Outcome Category, and its Peer Group, for the one-year and three-year periods ended July 31, 2025, and had underperformed the S&P Index, but outperformed the medians of its Category and Peer Group for the five-year period ended July 31, 2025.

For the Vest Dividend Aristocrats Fund, the Trustees considered that the Vest Dividend Aristocrats Fund had underperformed its benchmark index, the S&P Index, and the medians of its Category, the Derivative Income Category, and its Peer Group, for the one-year, three-year and five-year periods ended July 31, 2025. The Trustees noted that the Dividend Aristocrats Fund’s Institutional share class underperformed compared to the performance of this similar fund managed by Vest during the one-year period ended June 30, 2025. The Trustees considered the reasons for the difference in performance, which they deemed reasonable.

For the Vest Bitcoin Fund, the Trustees considered that the Vest Bitcoin Fund had outperformed its benchmark index, the S&P Index, had the same performance as the median of its Peer Group, but slightly underperformed the median of its Category, the Digital Assets Category, for the one-year and three-year periods ended July 31, 2025. The Trustees noted that the number of funds in the Vest Bitcoin Category and the Vest Bitcoin Peer Group is very limited.

Based on the foregoing, the Board concluded that the investment performance of each of the Vest Funds was satisfactory.

The costs of services provided and profits realized by Vest from the relationship with the Vest Funds

In this regard, the Board considered Vest’s staffing, personnel, and methods of operating; the financial condition of Vest and the level of commitment to the Vest Funds by Vest’s principals and its parent company; the benefits for Vest in managing the Vest Funds; the overall expenses of the Vest Funds; and the nature and frequency of advisory fee payments. The Trustees reviewed information provided by Vest regarding its profits associated with managing the Vest Funds. The Board compared the fees and expenses of each Vest Fund (including the advisory fee) to the median of its Category and the Peer Group.

The Board noted that with respect to the Vest 10% Buffer Fund, its effective advisory fee was lower than the median of its Category and Peer Group. The Board also noted that its gross and net expense ratios were lower than the median of its Peer Group and Category.

The Board noted that with respect to the Vest 20% Buffer Fund, its effective advisory fee was lower than the median of its Peer Group and the same as the median of its Category. The Board also noted that its gross and net expense ratios were lower than the median of its Peer Group and Category.

The Board noted that with respect to the Vest Dividend Aristocrats Fund, its effective advisory fee was equal to the medians of its Peer Group and Category. With respect to the Vest Dividend Aristocrats Fund’s expense ratio, the Board noted that its gross and net expense ratios were higher than the median of its Peer Group and Category.

The Board noted that with respect to the Vest Bitcoin Fund, its effective advisory fee was equal to the medians of its Peer Group and Category. With respect to the Vest Bitcoin Fund’s expense ratio, the Board noted that its gross expense ratio was equal to the median of its Peer Group but higher than the median of its Category, while its net expense ratio was lower than the medians of its Category and Peer Group.

The Board considered the expense limitation arrangements in place for each of the Vest Funds through February 28, 2026. The Board considered the fees of the Vest Dividend Aristocrats Fund and the Vest 10% Buffer Fund under the Vest Advisory Agreement relative to the similar funds managed by Vest, and the reasons for the differences in fees. The Trustees determined that the differences were reasonable under the circumstances. The Board considered the profitability of

FINANCIAL STATEMENTS | October 31, 2025

THE VEST FAMILY OF FUNDS
Supplemental Information

Vest in managing the Vest Funds. Following these comparisons and upon further consideration and discussion of the foregoing, the Board concluded that the profitability of and the fees paid to Vest under the Vest Advisory Agreement were fair and reasonable.

The extent to which economies of scale would be realized as each Vest Fund grows and whether advisory fee levels reflect these economies of scale for the benefit of each Vest Fund’s shareholders

In this regard, the Board considered the Vest Funds’ fee arrangements with Vest, including the economies of scale to be experienced by shareholders as assets increase due to the breakpoints in place with respect to each of the Vest Funds’ advisory fees, except the Vest Bitcoin Fund which pays the same advisory fee rate at all asset levels. The Trustees also noted that the Vest Funds would benefit from economies of scale under its agreements with some of its service providers other than Vest. With respect to each of the Vest Funds, the Board acknowledged that Vest had agreed to extend the ELA, noting that shareholders will immediately benefit from the ELA. Following further discussion of the Vest Funds’ current asset levels, expectations for growth, and levels of fees, the Board determined that the Vest Funds’ fee arrangements with Vest were fair and reasonable in relation to the nature, extent and quality of the services provided by Vest and that the expense limitation arrangements provided potential savings or protection for the benefit of each Vest Fund’s shareholders.

Possible conflicts of interest and other benefits

In evaluating the possibility for conflicts of interest, the Board considered such matters as: the experience and ability of the advisory personnel assigned to the Vest Funds; the basis of decisions to buy or sell securities for the Vest Funds; the method for allocating portfolio securities transactions for clients; the substance and administration of Vest’s Code of Ethics and other relevant policies described in Vest’s Form ADV. It was noted that Vest currently does not have any “soft dollar arrangements” and does not participate in any commission recapture programs. Following further consideration and discussion, the Board indicated that Vest’s standards and practices relating to the identification and mitigation of potential conflicts of interest, as well as the benefits derived by Vest from managing the Vest Funds were satisfactory.

After additional consideration of the factors delineated in the memorandum provided by Trust Counsel and further discussion and careful review by the Board, the Trustees determined that the compensation payable under the Vest Advisory Agreement was fair, reasonable and within a range of what could have been negotiated at arms-length in light of all the surrounding circumstances.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Reference Item 7, Note 2 which includes remuneration paid to Officers and the Statements of Operations which include remuneration paid to Trustees.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Reference Item 7 which includes the investment advisory contract renewal in the Supplemental Information.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable because it is not a closed-end management investment company.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

 Not applicable because it is not a closed-end management investment company.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable because it is not a closed-end management investment company.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

ITEM 16.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d- 15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19.	EXHIBITS.

(a)(1)	Code of Ethics in response to Item 2 of this Form N-CSR is attached hereto.

(a)(2)	Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act of 1934 – Not applicable.

(a)(3)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)(1)	Any written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 – Not applicable.

(a)(3)(2)	Change in the registrant’s independent public accountant – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   World Funds Trust

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: February 24, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: February 24, 2026

By (Signature and Title)*:	/s/ Ann MacDonald
Ann MacDonald Principal Financial Officer
Date: February 24, 2026

* Print the name and title of each signing officer under his or her signature.